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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21823

                         Pioneer Series Trust V
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
		Pioneer High Income Municipal Fund
		Schedule of Investments 11/30/2014 (unaudited)

Principal Amount ($)	Floating Rate (b)		Value
		MUNICIPAL BONDS - 96.1%
		Alaska - 0.2%
1,250,000		Northern Tobacco Securitization Corp., 5.0%, 6/1/46	$950,250

		Arizona - 1.0%
1,000,000		The Industrial Development Authority of the County of Pima, 7.0%, 5/1/34	$1,036,900
3,000,000		The Industrial Development Authority of the County of Pima, 7.25%, 5/1/44	3,111,600
725,000		The Industrial Development Authority of the County of Pima, 8.5%, 7/1/39	814,639
			$4,963,139
		California - 12.5%
5,040,000		California County Tobacco Securitization Agency, 5.125%, 6/1/38	$4,073,378
1,880,000		California County Tobacco Securitization Agency, 5.25%, 6/1/45	1,511,031
6,655,000		California County Tobacco Securitization Agency, 5.25%, 6/1/45	5,219,916
3,800,000		California County Tobacco Securitization Agency, 5.7%, 6/1/46	3,135,076
6,300,000		California Municipal Finance Authority, 6.0%, 7/1/42	6,588,351
830,000		California School Finance Authority, 5.625%, 10/1/34	833,353
1,475,000		California School Finance Authority, 5.875%, 10/1/44	1,481,431
1,000,000		California School Finance Authority, 6.0%, 10/1/49	1,003,730
3,230,000		California School Finance Authority, 7.125%, 10/1/48	3,518,794
3,000,000		California School Finance Authority, 7.375%, 10/1/43	3,466,740
1,560,000		California Statewide Communities Development Authority, 6.125%, 11/1/33	1,754,345
4,030,000		California Statewide Communities Development Authority, 6.375%, 11/1/43	4,553,336
2,000,000		California Statewide Communities Development Authority, 7.5%, 6/1/42	2,224,280
315,559		California Statewide Communities Development Authority, 9.0%, 12/1/38 (c)	3
12,500,000		Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	10,478,500
130,000		Golden State Tobacco Securitization Corp., 6/1/37	103,919
20,000,000		Inland Empire Tobacco Securitization Authority, 6/1/36 (d)	3,705,600
1,800,000		Inland Empire Tobacco Securitization Authority, 4.625%, 6/1/21	1,749,456
4,000,000		Pittsburg Unified School District, 9/1/38 (d)	869,000
3,925,000		Pittsburg Unified School District, 9/1/39 (d)	788,376
2,500,000		Pittsburg Unified School District, 9/1/41 (d)	690,850
1,925,000		Pittsburg Unified School District, 9/1/42 (d)	505,659
6,000,000		Tobacco Securitization Authority of Southern California, 5.0%, 6/1/37	4,840,800
			$63,095,924
		Colorado - 2.7%
2,000,000		Colorado Educational & Cultural Facilities Authority, 8.0%, 9/1/43	$2,048,840
5,000,000		Colorado Educational & Cultural Facilities Authority, 8.125%, 9/1/48	5,129,450
8,000,000		Kremmling Memorial Hospital District, 7.125%, 12/1/45	6,640,320
			$13,818,610
		District of Columbia - 0.9%
735,000		District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15/40	$734,912
3,500,000		District of Columbia, 5.0%, 10/1/45	3,595,725
			$4,330,637
		Florida - 2.2%
5,000,000		Alachua County Health Facilities Authority, 8.125%, 11/15/46	$5,770,350
5,000,000		Capital Trust Agency, Inc., 7.75%, 1/1/41	5,098,750
1,820,000		County of Liberty Florida, 8.25%, 7/1/28	402,093
			$11,271,193
		Hawaii - 0.2%
1,000,000		State of Hawaii Department of Budget & Finance, 9.0%, 11/15/44	$1,250,670

		Illinois - 5.2%
526,959		Illinois Finance Authority, 11/15/52 (d)	$142,205
526,959		Illinois Finance Authority, 11/15/52 (d)	89,509
2,634,795		Illinois Finance Authority, 11/15/52 (d)	91,928
485,000		Illinois Finance Authority, 7.0%, 11/15/17	485,141
3,085,000		Illinois Finance Authority, 7.625%, 5/15/25	3,318,473
1,250,000		Illinois Finance Authority, 7.625%, 9/15/28	1,369,125
4,845,000		Illinois Finance Authority, 7.75%, 9/15/38	5,411,574
2,195,000		Illinois Finance Authority, 8.0%, 5/15/40	2,339,146
4,213,653	4.00	Illinois Finance Authority, Floating Rate Note, 11/15/52	2,730,616
2,580,000		Southwestern Illinois Development Authority, 5.625%, 11/1/26	2,172,824
680,000		Southwestern Illinois Development Authority, 6.2%, 6/1/17	703,120
7,020,000		Southwestern Illinois Development Authority, 6.625%, 6/1/37	7,112,594
			$25,966,255
		Indiana - 3.6%
1,750,000		City of Carmel Indiana, 7.0%, 11/15/32	$1,922,130
2,000,000		City of Carmel Indiana, 7.125%, 11/15/42	2,187,040
2,000,000		City of Carmel Indiana, 7.125%, 11/15/47	2,180,360
3,500,000		City of Crown Point Indiana, 8.0%, 11/15/39	3,982,790
3,000,000		City of Gary Indiana, 2.5%, 5/1/15	3,000,420
4,000,000		Vigo County Hospital Authority, 8.0%, 9/1/41	4,851,800
			$18,124,540
		Iowa - 1.3%
775,200		Iowa Finance Authority, 2.0%, 5/15/56	$8
4,132,500	2.70	Iowa Finance Authority, Floating Rate Note, 11/15/46	1,653,372
10,000,000		Iowa Tobacco Settlement Authority, 6/1/46 (d)	959,500
1,000,000		Iowa Tobacco Settlement Authority, 5.6%, 6/1/34	893,580
3,580,000		Iowa Tobacco Settlement Authority, 5.625%, 6/1/46	3,024,062
			$6,530,522
		Louisiana - 0.8%
5,800,000		Tensas Parish Law Enforcement District, 10/1/26 (c) (d)	$4,077,806

		Maryland - 0.2%
1,000,000		Maryland Health & Higher Educational Facilities Authority, 6.75%, 7/1/44	$1,079,290

		Massachusetts - 1.4%
1,116,746		Massachusetts Development Finance Agency, 11/15/56 (d)	$1,117
1,235,770		Massachusetts Development Finance Agency, 6.25%, 11/15/26	1,034,982
3,340,294		Massachusetts Development Finance Agency, 6.25%, 11/15/39	2,583,484
530,000		Massachusetts Development Finance Agency, 6.25%, 11/15/46	408,800
2,000,000		Massachusetts Development Finance Agency, 6.75%, 10/15/37	2,086,400
860,000		Massachusetts Development Finance Agency, 7.625%, 10/15/37	966,975
3,500,000		Massachusetts Health & Educational Facilities Authority, 1/15/38 (c) (d)	9,030
			$7,090,788
		Michigan - 7.6%
2,130,000		Charyl Stockwell Academy, 5.75%, 10/1/25	$2,124,718
3,000,000		Charyl Stockwell Academy, 5.9%, 10/1/35	2,959,380
1,250,000		Flint Hospital Building Authority, 5.25%, 7/1/39	1,161,988
1,250,000		Flint Hospital Building Authority, 7.375%, 7/1/35	1,379,738
5,485,000		Flint International Academy, 5.75%, 10/1/37	5,580,658
4,460,000		Michigan Public Educational Facilities Authority, 5.875%, 6/1/37	4,505,403
260,000		Michigan Public Educational Facilities Authority, 7.25%, 4/1/20	278,678
2,020,000		Michigan Public Educational Facilities Authority, 8.0%, 4/1/40	2,191,518
4,000,000	6.62	Michigan Strategic Fund, Floating Rate Note, 11/1/41	4,244,280
7,135,000	6.75	Michigan Strategic Fund, Floating Rate Note, 3/1/40	7,669,340
6,190,000		Michigan Tobacco Settlement Finance Authority, 6.0%, 6/1/48	5,053,764
1,000,000		Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42	949,760
			$38,099,225
		Minnesota - 1.0%
3,000,000		Bloomington Port Authority, 9.0%, 12/1/35	$3,407,670
1,500,000		City of Brooklyn Park Minnesota, 9.25%, 3/1/39	1,657,770
			$5,065,440
		Missouri - 1.8%
5,740,000		Community Memorial Hospital District, 6.68%, 12/1/34	$5,974,479
2,500,000		Kirkwood Industrial Development Authority, 8.25%, 5/15/45	2,872,650
			$8,847,129

		New Jersey - 5.2%
6,000,000		New Jersey Economic Development Authority, 6.625%, 1/1/37	$6,097,200
4,500,000		New Jersey Health Care Facilities Financing Authority, 6.25%, 7/1/35	4,915,170
7,000,000		Tobacco Settlement Financing Corp. New Jersey, 4.75%, 6/1/34	5,294,590
13,000,000		Tobacco Settlement Financing Corp. New Jersey, 5.0%, 6/1/41	9,886,370
			$26,193,330
		New Mexico - 0.9%
5,115,000		County of Otero New Mexico, 6.0%, 4/1/28	$4,337,418

		New York - 5.6%
85,000		New York City Industrial Development Agency, 5.25%, 12/1/32	$85,173
610,000		New York Counties Tobacco Trust IV, 5.0%, 6/1/45	458,598
5,000,000		New York Liberty Development Corp., 5.0%, 11/15/44	5,082,350
2,000,000		Onondaga Civic Development Corp., 5.0%, 7/1/42	1,993,960
1,000,000		Onondaga Civic Development Corp., 5.125%, 7/1/31	1,054,020
4,500,000		Suffolk Tobacco Asset Securitization Corp., 6/1/44	4,404,735
10,000,000		The Erie County Industrial Development Agency, 10/1/30 (c) (d)	4,190,900
8,000,000		The Erie County Industrial Development Agency, 10/1/30 (c) (d)	3,352,720
1,795,000		The Erie County Industrial Development Agency, 10/1/30 (c) (d)	752,267
8,290,000		TSASC, Inc. New York, 5.125%, 6/1/42	6,720,123
			$28,094,846
		Ohio - 4.1%
4,000,000		Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47	$3,261,600
8,555,000		Buckeye Tobacco Settlement Financing Authority, 6.0%, 6/1/42	6,943,666
1,250,000		Buckeye Tobacco Settlement Financing Authority, 6.5%, 6/1/47	1,102,775
1,150,000		County of Muskingum Ohio, 5.0%, 2/15/33	1,178,716
5,000,000		County of Muskingum Ohio, 5.0%, 2/15/48	5,031,300
3,000,000		Southeastern Ohio Port Authority, 6.0%, 12/1/42	3,082,410
			$20,600,467
		Pennsylvania - 8.6%
465,000		Allegheny County Hospital Development Authority, 5.125%, 4/1/35	$462,354
2,005,000		Pennsylvania Economic Development Financing Authority, 7.5%, 5/1/20	2,343,043
8,445,000		Pennsylvania Economic Development Financing Authority, 8.0%, 5/1/29	10,005,045
2,500,000		Philadelphia Authority for Industrial Development, 5.5%, 6/15/32	2,561,925
5,200,000		Philadelphia Authority for Industrial Development, 5.75%, 6/15/42	5,327,608
1,000,000		Philadelphia Authority for Industrial Development, 6.5%, 6/15/33 (144A)	1,026,100
3,000,000		Philadelphia Authority for Industrial Development, 6.75%, 6/15/43 (144A)	3,084,810
6,000,000		Philadelphia Authority for Industrial Development, 8.2%, 12/1/43	6,453,840
1,180,000		Philadelphia Hospitals & Higher Education Facilities Authority, 5.625%, 7/1/36	1,255,933
6,000,000		Philadelphia Hospitals & Higher Education Facilities Authority, 5.625%, 7/1/42	6,366,360
4,000,000		Pottsville Hospital Authority Pennsylvania, 6.5%, 7/1/28	4,209,520
			$43,096,538
		Puerto Rico - 2.4%
12,500,000		Commonwealth of Puerto Rico, 8.0%, 7/1/35	$10,719,000
10,000,000		Puerto Rico Sales Tax Financing Corp., 8/1/54 (d)	1,479,100
			$12,198,100
		Rhode Island - 0.2%
2,065,000		Central Falls Detention Facility Corp., 7.25%, 7/15/35	$1,131,682

		Texas - 10.0%
5,500,000		Arlington Higher Education Finance Corp., 7.125%, 3/1/44	$5,798,155
2,000,000		City of Houston Texas Airport System Revenue, 5.0%, 7/1/29	2,123,560
234,442		Gulf Coast Industrial Development Authority, 12/1/36 (c) (d)	2
345,000		HFDC of Central Texas, Inc., 6.375%, 11/15/19	126,763
1,600,000		HFDC of Central Texas, Inc., 7.75%, 11/15/29	587,888
6,825,000		HFDC of Central Texas, Inc., 7.75%, 11/15/44	2,507,710
1,380,000		Kinney County Public Facilities Corp., 7.0%, 11/1/25	1,233,347
15,000,000		Sanger Industrial Development Corp., 8.0%, 7/1/38	16,581,600
1,775,000		Tarrant County Cultural Education Facilities Finance Corp., 8.0%, 11/15/28	1,771,965
2,250,000		Tarrant County Cultural Education Facilities Finance Corp., 8.0%, 11/15/29	2,192,648
120,000		Tarrant County Cultural Education Facilities Finance Corp., 8.0%, 11/15/34	139,910
5,000,000		Tarrant County Cultural Education Facilities Finance Corp., 8.125%, 11/15/39	4,831,750
6,350,000		Tarrant County Cultural Education Facilities Finance Corp., 8.125%, 11/15/44	7,387,146
5,000,000		Tarrant County Cultural Education Facilities Finance Corp., 8.25%, 11/15/44	4,988,700
1,000,000		Texas Midwest Public Facility Corp., 10/1/30 (c) (d)	179,500
			$50,450,644
		Utah - 1.9%
1,450,000		Utah State Charter School Finance Authority, 7.25%, 5/15/21	$1,582,312
1,985,000		Utah State Charter School Finance Authority, 8.125%, 5/15/31	2,204,263
5,145,000		Utah State Charter School Finance Authority, 8.5%, 5/15/41	5,805,104
			$9,591,679
		Virginia - 1.4%
9,750,000		Tobacco Settlement Financing Corp. Virginia, 5.0%, 6/1/47	$6,823,148

		Washington - 2.8%
3,500,000		Washington State Housing Finance Commission, 5.625%, 1/1/27	$3,516,555
10,610,000		Washington State Housing Finance Commission, 5.625%, 1/1/38	10,308,994
			$13,825,549
		West Virginia - 6.4%
25,000,000		City of Philippi West Virginia, 7.75%, 10/1/44	$25,097,746
6,345,000		West Virginia Hospital Finance Authority, 9.125%, 10/1/41	6,974,170
			$32,071,916
		Wisconsin - 4.0%
500,000		Public Finance Authority, 5.0%, 10/1/34	$502,220
1,245,000		Public Finance Authority, 5.125%, 10/1/45	1,233,471
1,590,000		Public Finance Authority, 5.625%, 7/1/44	1,657,527
2,815,000		Public Finance Authority, 6.2%, 10/1/42	3,005,350
5,057,500		Public Finance Authority, 7.0%, 10/1/42	5,032,314
5,325,000		Public Finance Authority, 8.25%, 6/1/46	6,245,959
2,330,000		Public Finance Authority, 8.375%, 6/1/20	2,337,479
			$20,014,320
		TOTAL MUNICIPAL BONDS
		(Cost $480,768,773)	$482,991,055

		MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 0.0%†
1,175,000	0.00	Non-Profit Preferred Funding Trust I, Floating Rate Note, 9/15/37 (144A)	$140,859
		TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
		(Cost $1,172,200)	$140,859

		TOTAL INVESTMENT IN SECURITIES - 96.1%
		(Cost $481,940,973) (a)	$483,131,914
		OTHER ASSETS & LIABILITIES - 3.9%	$19,789,518
		TOTAL NET ASSETS - 100.0%	$502,921,432

†		Rounds to less than 0.01%.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At November 30, 2014, the value of these securities amounted to $4,251,769 or 0.8% of total net assets.

(a)		At November 30, 2014, the net unrealized appreciation (depreciation) on investments based on cost for federal income tax purposes of $481,646,362 was as follows:

		Aggregate gross unrealized appreciation for all investments in which
		there is an excess of value over tax cost	$31,509,117

		Aggregate gross unrealized depreciation for all investments in which
		there is an excess of tax cost over value	(30,023,565)

		Net unrealized appreciation	$1,485,552

(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c)		Security is in default and is non-income producing.

(d)		Security issued with zero coupon. Income is earned through accretion of discount.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of November 30, 2014, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$482,991,055	$-	$482,991,055
Municipal Collateralized Debt Obligation	-	140,859	-	140,859
Total	$-	$483,131,914	$-	$483,131,914

During the period ended November 30, 2014, there were no transfers between Levels 1, 2 and 3.

	Pioneer Global Equity Fund
	Schedule of Investments 11/30/2014 (unaudited)

Shares		Value
	COMMON STOCKS - 94.7%
	Energy - 6.2%
	Oil & Gas Equipment & Services - 0.9%
34,410	Halliburton Co.	$1,452,102
	Integrated Oil & Gas - 2.6%
87,835	Royal Dutch Shell Plc	$2,928,745
25,178	Total SA	1,399,523
		$4,328,268
	Oil & Gas Exploration & Production - 2.3%
39,479	Cabot Oil & Gas Corp.	$1,304,386
21,879	EOG Resources, Inc.	1,897,347
11,931	Whiting Petroleum Corp. *	498,358
		$3,700,091
	Oil & Gas Storage & Transportation - 0.4%
44,296	Avance Gas Holding, Ltd.	$701,890
	Total Energy	$10,182,351
	Materials - 2.4%
	Commodity Chemicals - 0.7%
13,914	LyondellBasell Industries NV	$1,097,258
	Fertilizers & Agricultural Chemicals - 0.8%
7,145	Monsanto Co.	$856,757
1,468	Syngenta AG	483,631
		$1,340,388
	Specialty Chemicals - 0.7%
22,700	Nitto Denko Corp.	$1,197,493
	Steel - 0.2%
134,208	Fortescue Metals Group, Ltd.	$334,601
	Total Materials	$3,969,740
	Capital Goods - 6.5%
	Aerospace & Defense - 2.1%
10,068	Precision Castparts Corp.	$2,395,177
10,028	United Technologies Corp.	1,103,882
		$3,499,059
	Electrical Components & Equipment - 1.0%
24,522	Eaton Corp. Plc	$1,663,327
	Heavy Electrical Equipment - 0.5%
24,218	Alstom SA	$847,968
	Industrial Machinery - 2.9%
42,280	Ingersoll-Rand Plc	$2,666,177
9,061	Parker-Hannifin Corp.	1,169,141
433,000	Sarine Technologies, Ltd.	943,266
		$4,778,584
	Total Capital Goods	$10,788,938
	Commercial Services & Supplies - 1.0%
	Human Resource & Employment Services - 1.0%
15,245	Towers Watson & Co.	$1,722,075
	Total Commercial Services & Supplies	$1,722,075
	Transportation - 2.2%
	Airlines - 2.2%
74,115	American Airlines Group, Inc.	$3,596,801
	Total Transportation	$3,596,801
	Automobiles & Components - 4.9%
	Tires & Rubber - 1.3%
60,100	Bridgestone Corp.	$2,064,906
	Automobile Manufacturers - 3.6%
8,912	Daimler AG	$751,604
141,000	Great Wall Motor Co, Ltd.	708,105
90,700	Mazda Motor Corp.	2,342,307
55,491	Tata Motors, Ltd.	474,387
313,223	Tata Motors, Ltd.	1,704,164
		$5,980,567
	Total Automobiles & Components	$8,045,473
	Consumer Durables & Apparel - 3.5%
	Homebuilding - 2.1%
281,000	Sekisui Chemical Co., Ltd.	$3,495,607
	Household Appliances - 0.5%
27,665	Electrolux AB	$822,717
	Apparel, Accessories & Luxury Goods - 0.5%
267,600	Samsonite International SA	$890,591
	Textiles - 0.4%
456,000	Pacific Textiles Holdings, Ltd.	$606,458
	Total Consumer Durables & Apparel	$5,815,373
	Consumer Services - 2.3%
	Casinos & Gaming - 0.4%
21,274	Grand Korea Leisure Co., Ltd.	$717,983
	Hotels, Resorts & Cruise Lines - 0.9%
18,644	Marriott International, Inc.	$1,468,961
	Restaurants - 1.0%
149,710	Domino's Pizza Group Plc	$1,625,560
	Total Consumer Services	$3,812,504
	Media - 1.6%
	Broadcasting - 1.2%
35,545	CBS Corp. (Class B)	$1,950,710
	Movies & Entertainment - 0.4%
9,054	Viacom, Inc. (Class B)	$684,754
	Total Media	$2,635,464
	Retailing - 1.6%
	Department Stores - 0.8%
19,560	Macy's, Inc.	$1,269,640
	Apparel Retail - 0.8%
15,061	Ross Stores, Inc.	$1,377,780
	Total Retailing	$2,647,420
	Food & Staples Retailing - 2.9%
	Drug Retail - 2.9%
52,917	CVS Health Corp.	$4,834,497
	Total Food & Staples Retailing	$4,834,497
	Food, Beverage & Tobacco - 0.7%
	Brewers - 0.7%
15,667	Molson Coors Brewing Co. (Class B)	$1,211,842
	Total Food, Beverage & Tobacco	$1,211,842
	Health Care Equipment & Services - 3.7%
	Health Care Equipment - 0.7%
9,079	Edwards Lifesciences Corp. *	$1,177,365
	Health Care Distributors - 3.0%
59,153	Cardinal Health, Inc.	$4,861,785
	Total Health Care Equipment & Services	$6,039,150
	Pharmaceuticals, Biotechnology & Life Sciences - 14.4%
	Biotechnology - 0.4%
22,093	NPS Pharmaceuticals, Inc. *	$733,046
	Pharmaceuticals - 13.5%
2,812	Allergan, Inc.	$601,459
6,367	Jazz Pharmaceuticals Plc *	1,127,532
29,464	Johnson & Johnson	3,189,478
5,396	Mallinckrodt Plc *	497,619
47,418	Novartis AG	4,588,651
98,206	Pfizer, Inc.	3,059,117
15,134	Roche Holding AG	4,526,856
10,798	Salix Pharmaceuticals, Ltd. *	1,108,847
50,611	Shire Plc	3,607,233
		$22,306,792
	Life Sciences Tools & Services - 0.5%
6,044	Thermo Fisher Scientific, Inc.	$781,429
	Total Pharmaceuticals, Biotechnology & Life Sciences	$23,821,267
	Banks - 9.3%
	Diversified Banks - 8.4%
135,078	Banco Bilbao Vizcaya Argentaria SA	$1,450,212
45,318	Bank of America Corp.	772,219
28,366	Citigroup, Inc.	1,530,913
2,292,000	Industrial & Commercial Bank of China, Ltd.	1,547,555
26,187	JPMorgan Chase & Co.	1,575,410
634,500	Mitsubishi UFJ Financial Group, Inc.	3,668,419
58,922	Nordea Bank AB	734,550
29,100	Sumitomo Mitsui Financial Group, Inc.	1,096,843
52,916	Swedbank AB	1,385,738
		$13,761,859
	Regional Banks - 0.9%
17,592	The PNC Financial Services Group, Inc.	$1,538,772
	Total Banks	$15,300,631
	Diversified Financials - 5.9%
	Specialized Finance - 1.1%
39,348	The NASDAQ OMX Group, Inc.	$1,767,119
	Consumer Finance - 2.6%
7,727	American Express Co.	$714,129
53,970	Discover Financial Services, Inc.	3,537,734
		$4,251,863
	Asset Management & Custody Banks - 0.6%
94,443	Apollo Investment Corp.	$778,210
13,129	TriplePoint Venture Growth BDC Corp.	189,977
		$968,187
	Investment Banking & Brokerage - 1.6%
78,000	Morgan Stanley Co.	$2,744,040
	Total Diversified Financials	$9,731,209
	Insurance - 0.5%
	Property & Casualty Insurance - 0.5%
7,216	ACE, Ltd.	$825,077
	Total Insurance	$825,077
	Software & Services - 11.2%
	Internet Software & Services - 4.2%
63,140	eBay, Inc. *	$3,465,123
64,959	Yahoo!, Inc. *	3,360,979
		$6,826,102
	IT Consulting & Other Services - 0.8%
234,000	Fujitsu, Ltd.	$1,336,453
	Data Processing & Outsourced Services - 1.5%
5,084	Visa, Inc.	$1,312,638
83,889	Xerox Corp.	1,171,090
		$2,483,728
	Systems Software - 4.7%
162,224	Microsoft Corp.	$7,755,928
	Total Software & Services	$18,402,211
	Technology Hardware & Equipment - 8.6%
	Computer Storage & Peripherals - 3.7%
41,778	Apple, Inc.	$4,968,658
39,839	EMC Corp.	1,209,114
		$6,177,772
	Technology Hardware, Storage & Peripherals - 1.1%
41,085	NetApp, Inc.	$1,748,167
	Electronic Equipment Manufacturers - 2.7%
341,000	Hitachi, Ltd.	$2,605,757
1,749,000	PAX Global Technology, Ltd. *	1,921,580
		$4,527,337
	Electronic Components - 0.8%
11,600	Murata Manufacturing Co., Ltd.	$1,253,110
	Electronic Manufacturing Services - 0.3%
95,000	Global Display Co., Ltd.	$527,533
	Total Technology Hardware & Equipment	$14,233,919
	Semiconductors & Semiconductor Equipment - 0.5%
	Semiconductors - 0.5%
224,000	Transcend Information, Inc.	$733,368
	Total Semiconductors & Semiconductor Equipment	$733,368
	Telecommunication Services - 4.4%
	Integrated Telecommunication Services - 4.4%
65,200	Nippon Telegraph & Telephone Corp.	$3,478,218
124,753	Orange SA	2,196,001
30,015	Verizon Communications, Inc.	1,518,459
		$7,192,678
	Total Telecommunication Services	$7,192,678
	Utilities - 0.4%
	Multi-Utilities - 0.4%
26,372	GDF Suez	$650,000
	Total Utilities	$650,000
	TOTAL COMMON STOCKS
	(Cost $135,485,739)	$156,191,988

	TOTAL INVESTMENT IN SECURITIES - 94.7%
	(Cost $135,485,739) (a)	$156,191,988
	OTHER ASSETS & LIABILITIES - 5.3%	$8,806,647
	TOTAL NET ASSETS - 100.0%	$164,998,635

*	Non-income producing security.

(a)	At November 30, 2014, the net unrealized appreciation (depreciation) on investments based on cost for federal income tax purposes of $135,648,898 was as follows:

	Aggregate gross unrealized appreciation for all investments in which
	there is an excess of value over tax cost	$ 27,902,727

	Aggregate gross unrealized depreciation for all investments in which
	there is an excess of tax cost over value	(7,359,637)

	Net unrealized appreciation	$20,543,090

	TOTAL RETURN SWAP AGREEMENT

	Notional Principal	Counterparty	Pay / Receive	Obligation Entity/Index	Coupon	Expiration Date	Net Unrealized Appreciation (Depreciation)
JPY	41,611	Citibank NA	Pay	JPX-NIKKEI INDEX 400	1M Libor +53 bps	6/2/15	$160,219

NOTE:	Principal amounts are denominated in U.S. Dollars unless otherwise noted:
JPY	Japanese Yen

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of November 30, 2014, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Energy
Integrated Oil & Gas	$ -	$ 4,328,268	$ -	$ 4,328,268
Oil & Gas Storage & Transportation	-	701,890	-	701,890
Materials
Fertilizers & Agricultural Chemicals	856,757	483,631	-	1,340,388
Specialty Chemicals	-	1,197,493	-	1,197,493
Steel	-	334,601	-	334,601
Capital Goods
Heavy Electrical Equipment	-	847,968	-	847,968
Industrial Machinery	3,835,318	943,266	-	4,778,584
Automobiles & Components
Tires & Rubber	-	2,064,906	-	2,064,906
Automobile Manufacturers	-	5,980,567	-	5,980,567
Consumer Durables & Apparel
Homebuilding	-	3,495,607	-	3,495,607
Household Appliances	-	822,717	-	822,717
Apparel, Accessories & Luxury Goods	-	890,591	-	890,591
Textiles	-	606,458	-	606,458
Consumer Services
Casinos & Gaming	-	717,983	-	717,983
Restaurants	-	1,625,560	-	1,625,560
Pharmaceuticals, Biotechnology & Life Sciences
Pharmaceuticals	9,584,052	12,722,740	-	22,306,792
Banks
Diversified Banks	3,878,542	9,883,317	-	13,761,859
Software & Services
IT Consulting & Other Services	-	1,336,453	-	1,336,453
Technology Hardware & Equipment
Electronic Equipment Manufacturers	-	4,527,337	-	4,527,337
Electronic Components	-	1,253,110	-	1,253,110
Electronic Manufacturing Services	-	527,533	-	527,533
Semiconductors & Semiconductor Equipment
Semiconductors	-	733,368	-	733,368
Telecommunication Services
Integrated Telecommunication Services	1,518,459	5,674,219	-	7,192,678
Utilities
Multi-Utilities	-	650,000	-	650,000
All Other Common Stocks	74,169,277	-	-	74,169,277
Total	$ 93,842,405	$ 62,349,583	$ -	$ 156,191,988
Other Financial Instruments:
Net Unrealized Appreciation On Futures Contracts	$ 10,227	$ -	$ -	$ 10,227
Net Unrealized Appreciation On Total Return Swap	-	160,219	-	160,219
Total	$ 10,227	$ 160,219	$ -	$ 170,446

During the period ended November 30, 2014, there were no transfers between Levels 1, 2 and 3.

				Pioneer Long/Short Global Bond Fund
				Schedule of Investments 11/28/14 (unaudited)
	Principal Amount ($)	Floating Rate (b)			Value
				CONVERTIBLE CORPORATE BONDS - 6.5%
				Capital Goods - 1.0%
				Construction & Farm Machinery & Heavy Trucks - 1.0%
	185,000			Trinity Industries, Inc., 3.875%, 6/1/36	$268,366
				Total Capital Goods	$268,366
				Consumer Services - 1.1%
				Casinos & Gaming - 1.1%
	225,000			MGM Resorts International, 4.25%, 4/15/15	$282,516
				Total Consumer Services	$282,516
				Retailing - 1.1%
				Internet Retail - 1.1%
	200,000			The Priceline Group, Inc., 1.0%, 3/15/18	$269,625
				Total Retailing	$269,625
				Software & Services - 2.1%
				Internet Software & Services - 1.0%
	275,000			WebMD Health Corp., 1.5%, 12/1/20 (144A)	$264,688
				Application Software - 1.1%
	230,000			Mentor Graphics Corp., 4.0%, 4/1/31	$276,719
				Total Software & Services	$541,407
				Technology Hardware & Equipment - 1.2%
				Computer Storage & Peripherals - 1.2%
	250,000			SanDisk Corp., 0.5%, 10/15/20	$311,250
				Total Technology Hardware & Equipment	$311,250
				TOTAL CONVERTIBLE CORPORATE BONDS
				(Cost $1,631,487)	$1,673,164

				PREFERRED STOCK - 1.0%
				Banks - 1.0%
				Diversified Banks - 1.0%
	320,000	1.18		JPMorgan Chase Capital XXI, Floating Rate Note, 1/15/87	$265,600
				TOTAL PREFERRED STOCK
				(Cost $259,756)	$265,600

				CONVERTIBLE PREFERRED STOCK - 0.9%
				Banks - 0.9%
				Diversified Banks - 0.9%
	200			Bank of America Corp., 7.25% (Perpetual)	$237,680
				TOTAL CONVERTIBLE PREFERRED STOCK
				(Cost $229,386)	$237,680

				ASSET BACKED SECURITIES - 1.5%
				Banks - 1.1%
				Thrifts & Mortgage Finance - 1.1%
	99,872			CAM Mortgage Trust 2014-1, 5.5%, 12/15/53 (Step) (144A)	$100,096
	43,402	1.46		First Franklin Mortgage Loan Trust 2003-FFC, Floating Rate Note, 11/25/32	41,350
	43,784			Icon Brand Holdings LLC, 4.229%, 1/25/43 (144A)	43,858
	34,737	3.16		Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28	34,751
	65,473	4.64		New Century Home Equity Loan Trust, Floating Rate Note, 8/25/34	67,530
					$287,585
				Total Banks	$287,585
				Diversified Financials - 0.4%
				Other Diversified Financial Services - 0.4%
	92,500			TAL Advantage V LLC, 4.1%, 2/22/39	$92,769
				Total Diversified Financials	$92,769
				TOTAL ASSET BACKED SECURITIES
				(Cost $379,534)	$380,354

				COLLATERALIZED MORTGAGE OBLIGATIONS - 24.6%
				Banks - 24.6%
				Thrifts & Mortgage Finance - 24.6%
	49,702	1.16		Bayview Commercial Asset Trust 2004-3, Floating Rate Note, 1/25/35 (144A)	$45,670
	100,000			Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, 5.273%, 12/11/38	100,620
	9,818			Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-3, 5.5%, 4/25/35	9,837
	175,000	5.57		COBALT Commercial Mortgage Trust 2007-C2, Floating Rate Note, 4/15/47 (144A)	178,318
	175,000			COMM 2006-C8 Mortgage Trust, 5.377%, 12/10/46	177,192
	175,000	3.25		CSMC Trust 2014-SURF, Floating Rate Note, 2/15/29 (144A)	175,422
	200,000			JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16, 5.623%, 5/12/45	204,837
	100,000	3.05		JP Morgan Chase Commercial Mortgage Securities Trust 2013-FL3, Floating Rate Note, 4/17/28 (144A)	100,043
	960,205	3.50		JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)	981,009
	867,649	4.00		JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)	908,998
	125,000	5.20		LB-UBS Commercial Mortgage Trust 2005-C2, Floating Rate Note, 4/15/40	127,217
	150,000	5.28		LB-UBS Commercial Mortgage Trust 2006-C1, Floating Rate Note, 2/15/41	152,379
	55,000	5.48		ML-CFC Commercial Mortgage Trust 2006-3, Floating Rate Note, 7/12/46	56,133
	7,723	0.94		Nomura Asset Acceptance Corp Alternative Loan Trust Series 2004-AR2, Floating Rate Note, 10/25/34	7,684
	735,179	3.50		Sequoia Mortgage Trust 2012-3, Floating Rate Note, 7/25/42	751,337
	741,847	3.00		Sequoia Mortgage Trust 2013-6, Floating Rate Note, 5/26/43	734,548
	924,936	3.00		Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43	915,831
	124,434	4.75		Volt LLC , Series 14-NPL1, Floating Rate Note, 10/27/53	124,224
	250,000	5.36		Wachovia Bank Commercial Mortgage Trust Series 2005-C22, Floating Rate Note, 12/15/44	254,796
	100,000	5.95		Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Floating Rate Note, 5/15/46	104,923
	200,000	3.65		Wells Fargo Commercial Mortgage Trust 2014-TISH, Floating Rate Note, 1/15/27 (144A)	199,901
					$6,310,919
				Total Banks	$6,310,919
				TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
				(Cost $6,115,858)	$6,310,919

				CORPORATE BONDS - 4.0%
				Insurance - 4.0%
				Reinsurance - 4.0%
	250,000	6.86		Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	$263,275
	250,000	4.51		Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	253,125
	250,000	8.50		Mythen Re, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)	256,875
	250,000	4.51		Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	258,325
					$1,031,600
				Total Insurance	$1,031,600
				TOTAL CORPORATE BONDS
				(Cost $1,020,108)	$1,031,600

				U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 12.9%
	1,255,000			U.S. Treasury Bills, 12/11/14 (c)	$1,254,994
	300,000			U.S. Treasury Bills, 3/5/15 (c)	299,988
	1,275,000			U.S. Treasury Bills, 4/9/15 (c)	1,274,806
	125,000	0.07		U.S. Treasury Note, Floating Rate Note, 1/31/16	124,983
	125,000	0.09		U.S. Treasury Note, Floating Rate Note, 4/30/16	125,012
	225,000	0.09		U.S. Treasury Note, Floating Rate Note, 7/31/16	225,009
					$3,304,792
				TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
				(Cost $3,304,960)	$3,304,792

				FOREIGN GOVERNMENT BONDS - 37.2%
EURO	985,000			Belgium Treasury Bill, 12/18/14 (c)	$1,225,722
CAD	1,136,000			Canadian Treasury Bill, 1/15/15 (c)	993,244
CAD	2,790,000			Canadian Treasury Bill, 12/18/14 (c)	2,441,031
CAD	869,000			Canadian Treasury Bill, 12/4/14 (c)	760,565
EURO	665,000			France Treasury Bill BTF, 12/3/14 (c)	827,493
EURO	957,000			Italy Buoni Ordinari del Tesoro BOT, 12/12/14 (c)	1,190,831
EURO	225,000			Spain Letras del Tesoro, 1/23/15 (c)	279,928
EURO	545,000			Spain Letras del Tesoro, 12/12/14 (c)	678,137
GBP	725,000			United Kingdom Treasury Bill, 12/8/14 (c)	1,133,056
					$9,530,007
				TOTAL FOREIGN GOVERNMENT BONDS
				(Cost $9,601,107)	$9,530,007

				SENIOR FLOATING RATE LOAN INTERESTS - 3.9%
				Energy - 0.9%
				Oil & Gas Equipment & Services - 0.6%
	99,249	3.88		Fieldwood Energy LLC, Closing Date Loan, 9/25/18	$95,279
	49,625	5.75		FR Dixie Acquisition Corp., Term Loan, 1/23/21	48,632
					$143,911
				Integrated Oil & Gas - 0.3%
	99,250	4.00		Seadrill Operating LP, Initial Term Loan, 2/14/21	$90,193
				Total Energy	$234,104
				Materials - 0.6%
				Commodity Chemicals - 0.1%
	29,775	5.00		Nexeo Solutions LLC, Term Loan B3, 9/9/17	$29,601
				Diversified Chemicals - 0.2%
	49,614	5.00		Univar, Term B Loan, 2/14/17	$49,447
				Paper Packaging - 0.2%
	49,625	5.25		Coveris Holdings SA, USD Term Loan, 4/14/19	$49,935
				Steel - 0.1%
	34,913	4.50		Atkore International, Inc., Term Loan (First Lien), 3/27/21	$34,782
				Total Materials	$163,765
				Capital Goods - 0.2%
				Aerospace & Defense - 0.2%
	33,770	6.25		DynCorp International, Inc., Term Loan, 7/7/16	$33,762
	0	5.25		Sequa Corp., 6/19/17	0
	24,375	3.25		Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21	24,065
					$57,827
				Total Capital Goods	$57,827
				Transportation - 0.4%
				Trucking - 0.4%
	49,875	5.50		Aegis Toxicology Corp., Tranche B Term Loan (First Lien), 2/20/21	$50,062
	49,625	8.00		YRC Worldwide, Inc., Initial Term Loan, 2/12/19	49,377
					$99,439
				Total Transportation	$99,439
				Automobiles & Components - 0.1%
				Auto Parts & Equipment - 0.1%
	29,925	4.00		Cooper Standard Intermediate Holdco 2 LLC, Term Loan, 3/28/21	$29,780
				Total Automobiles & Components	$29,780
				Media - 0.1%
				Broadcasting - 0.1%
	23,485	3.00		CBS Outdoor Americas Capital llc, Tranche B Term Loan (First Lien), 1/15/21	$23,087
				Total Media	$23,087
				Food, Beverage & Tobacco - 0.3%
				Agricultural Products - 0.3%
	74,435	4.50		Arysta Lifescience SPC LLC, Initial Term Loan (First Lien), 5/29/20	$74,376
				Total Food, Beverage & Tobacco	$74,376
				Household & Personal Products - 0.4%
				Personal Products - 0.4%
	75,000	7.75		Atrium Innovations, Inc., Tranche B Term Loan (Second Lien), 7/29/21	$71,438
	36,723	4.00		Party City Holdings, Inc., 2014 Replacement Term Loan, 7/27/19	36,430
					$107,868
				Total Household & Personal Products	$107,868
				Diversified Financials - 0.4%
				Other Diversified Financial Services - 0.2%
	34,825	4.50		Nord Anglia Education, Initial Term Loan, 3/31/21	$34,912
	24,875	5.00		SBP Holdings, Ltd., Term Loan (First Lien), 3/24/21	24,409
					$59,321
				Consumer Finance - 0.2%
	34,825	4.00		Trans Union LLC, 2014 Replacement Term Loan, 4/9/21	$34,578
				Total Diversified Financials	$93,899
				Software & Services - 0.1%
				Systems Software - 0.1%
	36,815	5.50		SafeNet, Inc., Tranche B Term Loan, 2/28/20	$36,769
				Total Software & Services	$36,769
				Semiconductors & Semiconductor Equipment - 0.2%
				Semiconductor Equipment - 0.2%
	37,726	3.50		Emtegris, Inc., Term Loan B, 3/25/21	$37,443
				Total Semiconductors & Semiconductor Equipment	$37,443
				Utilities - 0.2%
				Electric Utilities - 0.2%
	45,877	4.75		Atlantic Power LP, Term Loan, 2/20/21	$46,278
				Total Utilities	$46,278
				TOTAL SENIOR FLOATING RATE LOAN INTERESTS
				(Cost $1,021,311)	$1,004,635
	Shares
				MUTUAL FUND - 3.0%
				Diversified Financials - 3.0%
				Asset Management & Custody Banks - 3.0%
	63,718			PIMCO High Income Fund	$779,271
				TOTAL MUTUAL FUND
				(Cost $754,137)	$779,271

	Principal Amount ($)			TEMPORARY CASH INVESTMENT - 3.1%
				Repurchase Agreement - 3.1%
	795,000			$795,000 RBC Capital Markets, Inc., dated 11/28/14 plus accrued interest on 12/1/14
				collateralized by the following:
				$331,925 Freddie Mac Giant, 3.5%, 11/1/28-12/1/42
				$99,490 Federal Home Loan Mortgage Corp., 3.078-3.395%, 2/1/41-9/1/41
				$10,215 Federal National Mortgage Association (ARM), 2.676%, 5/1/42
				$369,696 Federal National Mortgage Association, 3.0-4.0%, 6/1/28-7/1/44	$795,000
				TOTAL TEMPORARY CASH INVESTMENT
				(Cost $795,000)	$795,000

				TOTAL INVESTMENT IN SECURITIES - 98.6%
				(Cost $25,112,644) (a)	$25,313,022

	Shares			WRITTEN CALL OPTION - (0.1)%
				Diversified Financials - (0.1)%
				Other Diversified Financial Services - (0.1)%
	(50)			Call Option On 100 Shares Euro 3 Year Mid Cap Value Future DEC14 $97.625	$(12,500)
				TOTAL WRITTEN CALL OPTION
				(Premiums received $(6,742))	$(12,500)

	Shares			WRITTEN PUT OPTION - (0.0)%+
				Diversified Financials - (0.0)%+
				Other Diversified Financial Services - (0.0)%+
	(50)			Put Option On 100 Shares Euro 3 Year Mid Cap Value OP DEC14 $97.375	$(625)
				TOTAL WRITTEN PUT OPTION
				(Premiums received $(6,117))	$(625)

				OTHER ASSETS & LIABILITIES - 1.4%	$354,700

				TOTAL NET ASSETS - 100.0%	$25,654,597

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At November 28, 2014, the value of these securities amounted to $3,851,285 or 15.0% of total net assets.

	(a)			At November 30, 2014, the net unrealized appreciation on investments based on
				cost for federal income tax purposes of $25,112,644 was as follows:

				Aggregate gross unrealized appreciation for all investments in which
				there is an excess of value over tax cost	$317,002

				Aggregate gross unrealized depreciation for all investments in which
				there is an excess of tax cost over value	(116,624)

				Net unrealized appreciation	$200,378

	(b)			Debt obligation with a variable interest rate. Rate shown is rate at end of period.

	(c)			Security issued with a zero coupon. Income is earned through accretion of discount.

			NOTE:	Principal amounts are denominated in U.S. Dollars unless otherwise noted:

			EURO	Euro
			GBP	British Pound Sterling
			CAD	Canadian Dollar

	CENTRALLY CLEARED CREDIT DEFAULT SWAPS – BUY PROTECTION

		Notional Principal ($)		Counterparty	Obligation Entity/Index	Coupon	Expiration Date	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
EUR		(1,375,000)		ICE Clear Credit	Markit iTraxx Europe Crossover Index	5.00%	6/20/19	(150,129)	(16,644)
		(1,780,000)		Chicago Mercentile Exchange	Markit CDX North America Investment Grade Index	1.00%	12/20/19	(28,230)	(5,211)
		(1,531,875)		Chicago Mercentile Exchange	Markit CDX North America High Yield Index	5.00%	12/20/16	(86,533)	(4,110)
								$(264,892)	$(25,965)
		CENTRALLY CLEARED CREDIT DEFAULT SWAPS – SELL PROTECTION

		Notional Principal ($) (1)		Counterparty	Obligation Entity/Index	Coupon	Credit Rating (2)	Expiration Date	Premiums Received (Paid)	Net Unrealized Appreciation (Depreciation)
EUR		2,500,000		ICE Clear Credit	Markit iTraxx Europe Index	1.00%	NA (3)	12/20/19	(39,554)	(5,275)

		CLEARED CREDIT DEFAULT SWAPS – BUY PROTECTION

		Notional Principal ($)		Counterparty	Obligation Entity/Index	Coupon	Expiration Date	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
		(765,000)		Citibank NA	Markit CDX North America High Yield Index	5.00%	12/20/18	$(151,470)	$17,550
		(250,000)		Morgan Stanley & Co. International	Radioshack Corp.	5.00%	6/20/17	123,750	25,213
		(250,000)		Citibank NA	Caesars Entertainment Operating Co.	5.00%	12/20/16	126,250	76,256
		(250,000)		Citibank NA	JPMorgan Chase & Co.	1.00%	12/20/19	(5,281)	(96)
		(125,000)		JP Morgan Chase Bank NA	Bank of America Corp.	1.00%	12/20/19	(1,676)	(655)
EUR		(375,000)		Citibank NA	Glencore Finance Europe SA	1.00%	12/20/19	4,964	367
		(32,000)		Citibank NA	Russian Federation	1.00%	12/20/19	2,230	866
								$98,766	$119,501
		CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

		Notional Principal ($) (1)		Counterparty	Obligation Entity/Index	Coupon	Credit Rating (2)	Expiration Date	Premiums Received (Paid)	Net Unrealized Appreciation (Depreciation)
EUR		375,000		Citibank NA	Markit iTraxx Europe Index	5.00%	NA (3)	6/20/15	$(3,750)	$7,470
		250,000		Citibank NA	Markit CDX North America Investment Grade Index	5.00%	NA (3)	12/20/14	(7,695)	7,762
EUR		1,250,000		Citibank NA	Markit iTraxx Europe Index	1.00%	NA (3)	6/20/19	(79,688)	33,864
		645,000		Citibank NA	Markit CDX North America Investment Grade Index	1.00%	NA (3)	12/20/17	(31,605)	13,696
		250,000		Citibank NA	Clear Channel Communications, Inc.	5.00%	CCC-	12/20/14	564	(464)
		125,000		Citibank NA	Radioshack Corp.	5.00%	C	12/20/14	(10,000)	3,535
		250,000		Citibank NA	MBIA, Inc.	5.00%	C	3/20/15	(625)	(76)
		250,000		Citibank NA	Travelport LLC	5.00%	NR	3/20/15	-	1,633
		250,000		Citibank NA	Sears Roebuck Acceptance Corp.	5.00%	CCC+	3/20/15	(16,250)	12,572
		250,000		Citibank NA	Toys R Us, Inc.	5.00%	CCC	12/20/14	(5,000)	5,000
EUR		250,000		JP Morgan Chase Bank NA	Norske Skogindustrier ASA	5.00%	CCC	3/20/15	(15,000)	7,574
		250,000		Morgan Stanley & Co. International	Forest Oil Corp.	5.00%	CCC	3/20/15	(3,750)	(4,382)
		125,000		Citibank NA	JC Penney Corp., Inc.	5.00%	CCC-	12/20/14	(2,500)	2,500
		250,000		Citibank NA	Caesars Entertainment Operating Co.	5.00%	DD+	6/20/15	(27,500)	(162,506)
		125,000		Citibank NA	Government of Ukraine	5.00%	CCC-	12/20/14	(15,399)	12,842
		125,000		Morgan Stanley & Co. International	Sears Roebuck Acceptance Corp.	5.00%	CCC+	3/20/15	(5,625)	3,786
EUR		250,000		JP Morgan Chase Bank NA	Abengoa SA	5.00%	B	12/20/19	4,728	(76,097)
		260,000		Citibank NA	Radian Group, Inc.	5.00%	B-	12/20/19	25,255	5,263
EUR		250,000		Citibank NA	Altice Finco SA	5.00%	B-	12/20/19	14,281	(1,460)
EUR		250,000		Citibank NA	Ardagh Packaging Finance Plc	5.00%	CCC+	12/20/19	6,926	4,517
EUR		250,000		Citibank NA	Ineos Group Holdings SA	5.00%	B-	12/20/19	6,338	(3,732)
EUR		375,000		Citibank NA	Arcelormittal	1.00%	BB+	12/20/19	(24,977)	(519)
		260,000		Citibank NA	Hertz Corp.	1.00%	B	12/20/19	27,448	(10,998)
EUR		250,000		Citibank NA	Astaldi SpA	5.00%	B +	12/20/19	7,913	(21,925)
EUR		250,000		Citibank NA	Alcatel Lucent	5.00%	B	12/20/19	22,750	(1,805)
		260,000		Citibank NA	Mgic Investment Corp.	5.00%	B +	12/20/19	27,546	6,474
EUR		250,000		Citibank NA	Unilabs Subholding Publ AB	5.00%	B	12/20/19	(21,175)	11,296
EUR		125,000		Citibank NA	Unilabs Subholding Publ AB	5.00%	B	12/20/19	(10,588)	5,648
EUR		250,000		Citibank NA	Wind Acquisition Finance SA	5.00%	B-	12/20/19	21,937	(11,065)
EUR		240,000		Goldman Sach International	Vougeot Bidco Plc	5.00%	B	12/20/19	11,567	1,283
EUR		250,000		JP Morgan Chase Bank NA	Norske Skogindustrier ASA	5.00%	CCC	12/20/15	(40,000)	(5,455)
		250,000		Citibank NA	Apache Corp.	1.00%	A-	12/20/19	1,099	(3,406)
		250,000		Citibank NA	Devon Energy Corp.	1.00%	BBB+	12/20/19	122	356
		500,000		Citibank NA	Anadarko Petroleum Corp.	1.00%	BBB	12/20/19	3,919	(1,766)
		250,000		Morgan Stanley & Co. International	Weatherford International Ltd.	1.00%	BBB-	12/20/19	(6,885)	(4,741)
		500,000		Morgan Stanley & Co. International	Diamond Offshore Drill	1.00%	A-	12/20/19	(18,732)	(9,840)
EUR		150,000		Morgan Stanley & Co. International	Abengoa SA	5.00%	B	12/20/19	(22,500)	(13,910)
									$(186,850)	$(187,073)
	(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
	(2)	Based on Standard & Poor’s rating of the issuer.
	(3)	Payment is based on a percentage of the index. Referenced indices are comprised of a number of individual issuers.

NOTE:		Principal amounts are denominated in U.S. Dollars unless otherwise noted:
		EUR	Euro

		INTEREST RATE SWAP AGREEMENTS

		Notional Principal ($)		Counterparty	Pay / Receive	Floating Rate	Annual Fixed Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
		(1,661,212)		J.P. Morgan Securities LLC	Receive	LIBOR USD 3 Month	1.801%	7/18/19	$(18,149)
		(920,860)		J.P. Morgan Securities LLC	Receive	LIBOR USD 3 Month	1.819%	8/7/19	(10,324)
		(1,664,879)		J.P. Morgan Securities LLC	Receive	LIBOR USD 3 Month	2.660%	8/7/24	(54,064)
		(2,841,202)		J.P. Morgan Securities LLC	Receive	LIBOR USD 3 Month	1.431%	10/17/19	24,503
		1,352,428		J.P. Morgan Securities LLC	Pay	LIBOR USD 3 Month	2.788%	10/17/44	(24,213)
									$(82,246)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
See Notes to Financial Statements - Note 1A.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
See Notes to Financial Statements - Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.
See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of November 30, 2014, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$-	$1,673,164	$-	$1,673,164
Preferred Stock	265,600	-	-	265,600
Convertible Preferred Stock	237,680	-	-	237,680
Asset Backed Securities	-	380,354	-	380,354
Collateralized Mortgage Obligations	-	6,310,919	-	6,310,919
Corporate Bonds	-	1,031,600	-	1,031,600
U.S. Government and Agency Obligations	-	3,304,792	-	3,304,792
Foreign Government Bonds	-	9,530,007	-	9,530,007
Senior Floating Rate Loan Interests	-	1,004,635	-	1,004,635
Mutual Fund	779,271	-	-	779,271
Repurchase Agreement	-	795,000	-	795,000
Total	$1,282,551	$24,030,471	$-	$25,313,022

Other Financial Instruments
Net unrealized depreciation on swap contracts	$-	$(98,811)	$-	$(98,811)
Net unrealized depreciation on interest rate swaps	-	(82,246)	-	(82,246)
Net unrealized depreciation on futures contracts	-	(37,275)	-	(37,275)
Net unrealized depreciation on written put option	-	(625)	-	(625)
Net unrealized depreciation on written call option	-	(12,500)	-	(12,500)
Net unrealized appreciation on forward foreign currency contracts	-	201,058	-	201,058
Total Other Financial Instruments	$-	$(30,400)	$-	$(30,400)

During the period ended November 30, 2014, there were no transfers between Levels 1, 2 and 3.

			Pioneer Long/Short Opportunistic Credit Fund
			Schedule of Investments 11/28/14 (unaudited)

Principal Amount ($)				Value
			CONVERTIBLE CORPORATE BONDS - 6.5%
			Capital Goods - 1.0%
			Construction & Farm Machinery & Heavy Trucks - 1.0%
185,000			Trinity Industries, Inc., 3.875%, 6/1/36	$268,366
			Total Capital Goods	$268,366
			Consumer Services - 1.1%
			Casinos & Gaming - 1.1%
225,000			MGM Resorts International, 4.25%, 4/15/15	$282,516
			Total Consumer Services	$282,516
			Retailing - 1.1%
			Internet Retail - 1.1%
200,000			The Priceline Group, Inc., 1.0%, 3/15/18	$269,625
			Total Retailing	$269,625
			Software & Services - 2.1%
			Internet Software & Services - 1.0%
275,000			WebMD Health Corp., 1.5%, 12/1/20 (144A)	$264,688
			Application Software - 1.1%
240,000			Mentor Graphics Corp., 4.0%, 4/1/31	$288,750
			Total Software & Services	$553,438
			Technology Hardware & Equipment - 1.2%
			Computer Storage & Peripherals - 1.2%
250,000			SanDisk Corp., 0.5%, 10/15/20	$311,250
			Total Technology Hardware & Equipment	$311,250
			TOTAL CONVERTIBLE CORPORATE BONDS
			(Cost $1,642,795)	$1,685,195

			PREFERRED STOCK - 1.0%
			Banks - 1.0%
			Diversified Banks - 1.0%
320,000	1.18		JPMorgan Chase Capital XXI, Floating Rate Note, 1/15/87	$265,600
			TOTAL PREFERRED STOCK
			(Cost $259,756)	$265,600

			CONVERTIBLE PREFERRED STOCK - 0.9%
			Banks - 0.9%
			Diversified Banks - 0.9%
200			Bank of America Corp., 7.25% (Perpetual)	$237,680
			TOTAL CONVERTIBLE PREFERRED STOCK
			(Cost $229,386)	$237,680
Shares
			COMMON STOCKS - 9.9%
			Banks - 6.5%
			Diversified Banks - 1.6%
13,122			Bank of America Corp.	$223,599
4,288			Comerica, Inc.	199,864
				$423,463
			Regional Banks - 4.9%
2,813			City National Corp./CA	$217,135
15,906			KeyCorp	214,731
7,209			PrivateBancorp, Inc.	226,723
21,368			Regions Financial Corp.	215,176
1,918			SVB Financial Group *	201,678
7,460			Zions Bancorporation	209,328
				$1,284,771
			Total Banks	$1,708,234
			Diversified Financials - 3.4%
			Specialized Finance - 0.9%
2,752			CME Group, Inc./IL	$232,929
			Asset Management & Custody Banks - 0.8%
5,503			The Bank of New York Mellon Corp.	$220,285
			Investment Banking & Brokerage - 1.7%
6,239			Morgan Stanley Co.	$219,488
7,507			The Charles Schwab Corp.	212,598
				$432,086
			Total Diversified Financials	$885,300
			TOTAL COMMON STOCKS
			(Cost $2,639,077)	$2,593,534
Principal Amount ($)
			ASSET BACKED SECURITIES - 1.6%
			Banks - 1.2%
			Thrifts & Mortgage Finance - 1.2%
124,840			CAM Mortgage Trust 2014-1, 5.5%, 12/15/53 (Step) (144A)	$125,120
43,402	1.46		First Franklin Mortgage Loan Trust 2003-FFC, Floating Rate Note, 11/25/32	41,350
43,784			Icon Brand Holdings LLC, 4.229%, 1/25/43 (144A)	43,858
34,737	3.16		Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28	34,751
65,473	4.64		New Century Home Equity Loan Trust, Floating Rate Note, 8/25/34	67,530
				$312,609
			Total Banks	$312,609
			Diversified Financials - 0.4%
			Other Diversified Financial Services - 0.4%
92,500			TAL Advantage V LLC, 4.1%, 2/22/39	$92,769
			Total Diversified Financials	$92,769
			TOTAL ASSET BACKED SECURITIES
			(Cost $404,388)	$405,378

			COLLATERALIZED MORTGAGE OBLIGATIONS - 30.4%
			Banks - 30.4%
			Thrifts & Mortgage Finance - 30.4%
250,000	6.19		Banc of America Commercial Mortgage Trust 2007-5, Floating Rate Note, 2/10/51	$253,558
49,702	1.16		Bayview Commercial Asset Trust 2004-3, Floating Rate Note, 1/25/35 (144A)	45,670
150,000			Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, 5.273%, 12/11/38	150,930
152,000	4.45		CAM Mortgage Trust 2014-2, Floating Rate Note, 5/15/48 (144A)	152,654
9,818			Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-3, 5.5%, 4/25/35	9,837
155,000	5.77		COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46	146,134
47,000	5.77		COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46	40,251
175,000	5.57		COBALT Commercial Mortgage Trust 2007-C2, Floating Rate Note, 4/15/47 (144A)	178,318
175,000			COMM 2006-C8 Mortgage Trust, 5.377%, 12/10/46	177,192
300,000	5.10		Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38	267,152
175,000	3.25		CSMC Trust 2014-SURF, Floating Rate Note, 2/15/29 (144A) (e)	175,422
100,000	4.91		EQTY 2014-MZ Mezzanine Trust, Floating Rate Note, 5/8/31 (144A)	99,877
250,000	5.55		GS Mortgage Securities Trust 2006-GG6, Floating Rate Note, 4/10/38	250,537
200,000			JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16, 5.623%, 5/12/45	204,837
125,000	3.05		JP Morgan Chase Commercial Mortgage Securities Trust 2013-FL3, Floating Rate Note, 4/17/28 (144A)	125,054
960,205	3.50		JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)	981,009
867,649	4.00		JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)	908,998
125,000	5.20		LB-UBS Commercial Mortgage Trust 2005-C2, Floating Rate Note, 4/15/40	127,217
187,500	5.28		LB-UBS Commercial Mortgage Trust 2006-C1, Floating Rate Note, 2/15/41	190,474
260,000	5.29		Merrill Lynch Mortgage Trust 2005-CKI1, Floating Rate Note, 11/12/37	260,124
70,000	5.48		ML-CFC Commercial Mortgage Trust 2006-3, Floating Rate Note, 7/12/46	71,442
7,723	0.94		Nomura Asset Acceptance Corp Alternative Loan Trust Series 2004-AR2, Floating Rate Note, 10/25/34	7,684
735,179	3.50		Sequoia Mortgage Trust 2012-3, Floating Rate Note, 7/25/42	751,337
741,847	3.00		Sequoia Mortgage Trust 2013-6, Floating Rate Note, 5/26/43	734,548
924,936	3.00		Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43	915,831
124,434	4.75		Volt LLC , Series 14-NPL1, Floating Rate Note, 10/27/53	124,224
250,000	5.36		Wachovia Bank Commercial Mortgage Trust Series 2005-C22, Floating Rate Note, 12/15/44	254,796
125,000	5.95		Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Floating Rate Note, 5/15/46	131,154
200,000	3.65		Wells Fargo Commercial Mortgage Trust 2014-TISH, Floating Rate Note, 1/15/27 (144A)	199,901
				$7,936,162
			Total Banks	$7,936,162
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $7,740,690)	$7,936,162

			CORPORATE BONDS - 3.9%
			Insurance - 3.9%
			Reinsurance - 3.9%
250,000	6.86		Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	$263,275
250,000	4.51		Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	253,125
250,000	8.50		Mythen Re, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)	256,875
250,000	4.51		Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	258,325
				$1,031,600
			Total Insurance	$1,031,600
			TOTAL CORPORATE BONDS
			(Cost $1,020,108)	$1,031,600

			U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 23.8%
1,255,000			U.S. Treasury Bills, 0.0%, 12/11/14 (c)	$1,254,994
2,000,000			U.S. Treasury Bills, 0.0%, 3/5/15 (c)	1,999,922
1,290,000			U.S. Treasury Bills, 0.0%, 4/9/15 (c)	1,289,804
125,000	0.07		U.S. Treasury Note, Floating Rate Note, 1/31/16	124,983
125,000	0.09		U.S. Treasury Note, Floating Rate Note, 4/30/16	125,012
1,420,000	0.09		U.S. Treasury Note, Floating Rate Note, 7/31/16	1,420,060
				$6,214,775
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
			(Cost $6,215,409)	$6,214,775

			SENIOR FLOATING RATE LOAN INTERESTS - 4.2%
			Energy - 1.3%
			Oil & Gas Drilling - 0.2%
50,020	7.50		Jonah Energy LLC, Term Loan (Second Lien), 5/8/21	$47,769
			Oil & Gas Equipment & Services - 0.6%
99,249	3.88		Fieldwood Energy LLC, Closing Date Loan, 9/25/18	$95,279
49,625	5.75		FR Dixie Acquisition Corp., Term Loan, 1/23/21	48,632
				$143,911
			Integrated Oil & Gas - 0.5%
50,000	7.50		Chief Exploration & Development LLC 2nd Lien Term Loan 5/12/21	$48,000
99,250	4.00		Seadrill Operating LP, Initial Term Loan, 2/14/21	90,193
				$138,193
			Total Energy	$329,873
			Materials - 0.6%
			Commodity Chemicals - 0.1%
29,775	5.00		Nexeo Solutions LLC, Term Loan B3, 9/9/17	$29,601
			Diversified Chemicals - 0.2%
49,614	5.00		Univar, Term B Loan, 2/14/17	$49,447
			Paper Packaging - 0.2%
49,625	5.25		Coveris Holdings SA, USD Term Loan, 4/14/19	$49,935
			Steel - 0.1%
34,913	4.50		Atkore International, Inc., Term Loan (First Lien), 3/27/21	$34,782
			Total Materials	$163,765
			Capital Goods - 0.2%
			Aerospace & Defense - 0.2%
33,770	6.25		DynCorp International, Inc., Term Loan, 7/7/16	$33,762
0	5.25		Sequa Corp., Term Loan, 6/19/17	0
24,375	3.25		Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21	24,065
				$57,827
			Total Capital Goods	$57,827
			Transportation - 0.4%
			Trucking - 0.4%
49,875	5.50		Aegis Toxicology Corp., Tranche B Term Loan (First Lien), 2/20/21	$50,062
49,625	8.00		YRC Worldwide, Inc., Initial Term Loan, 2/12/19	49,377
				$99,439
			Total Transportation	$99,439
			Automobiles & Components - 0.1%
			Auto Parts & Equipment - 0.1%
29,925	4.00		Cooper Standard Intermediate Holdco 2 LLC, Term Loan, 3/28/21	$29,780
			Total Automobiles & Components	$29,780
			Media - 0.1%
			Broadcasting - 0.1%
23,485	3.00		CBS Outdoor Americas Capital llc, Tranche B Term Loan (First Lien), 1/15/21	$23,087
			Total Media	$23,087
			Food, Beverage & Tobacco - 0.3%
			Agricultural Products - 0.3%
74,435	4.50		Arysta Lifescience SPC LLC, Initial Term Loan (First Lien), 5/29/20	$74,376
			Total Food, Beverage & Tobacco	$74,376
			Household & Personal Products - 0.4%
			Personal Products - 0.4%
75,000	7.75		Atrium Innovations, Inc., Tranche B Term Loan (Second Lien), 7/29/21	$71,438
35,730	4.00		Party City Holdings, Inc., 2014 Replacement Term Loan, 7/27/19	35,445
				$106,883
			Total Household & Personal Products	$106,883
			Diversified Financials - 0.4%
			Other Diversified Financial Services - 0.2%
34,825	4.50		Nord Anglia Education, Initial Term Loan, 3/31/21	$34,912
24,875	5.00		SBP Holdings, Ltd., Term Loan (First Lien), 3/24/21	24,409
				$59,321
			Consumer Finance - 0.2%
34,825	4.00		Trans Union LLC, 2014 Replacement Term Loan, 4/9/21	$34,578
			Total Diversified Financials	$93,899
			Software & Services - 0.1%
			Systems Software - 0.1%
35,820	5.50		SafeNet, Inc., Tranche B Term Loan, 2/28/20	$35,775
			Total Software & Services	$35,775
			Semiconductors & Semiconductor Equipment - 0.1%
			Semiconductor Equipment - 0.1%
37,726	3.50		Emtegris, Inc., Term Loan B, 3/25/21	$37,443
			Total Semiconductors & Semiconductor Equipment	$37,443
			Utilities - 0.2%
			Electric Utilities - 0.2%
45,877	4.75		Atlantic Power LP, Term Loan, 2/20/21	$46,278
			Total Utilities	$46,278
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $1,118,188)	$1,098,425
Shares
			MUTUAL FUND - 3.0%
			Diversified Financials - 3.0%
			Asset Management & Custody Banks - 3.0%
64,449			PIMCO High Income Fund	$788,211
			TOTAL MUTUAL FUND
			(Cost $762,541)	$788,211

Principal Amount ($)			TEMPORARY CASH INVESTMENT - 12.8%
			Repurchase Agreement - 12.8%
3,350,000			$3,350,000 RBC Capital Markets, Inc., dated 11/28/14 plus accrued interest on 12/1/14
			collateralized by the following:
			$1,532 Freddie Mac Giant, 4.0%, 5/1/44
			$288,983 Federal Home Loan Mortgage Corp., 2.256%, 11/1/42
			$346,524 Federal National Mortgage Association (ARM), 2.238%, 6/1/38
			$2,779,962 Federal National Mortgage Association, 3.0-4.0%, 1/1/21-9/1/44	$3,350,000
			TOTAL TEMPORARY CASH INVESTMENT
			(Cost $3,350,000)	$3,350,000

Shares			PURCHASED CREDIT DEFAULT SWAPTION - 0.0%+
			Diversified Financials - 0.0%+
			Other Diversified Financial Services - 0.0%+
2,550,000			Markit CME North America High Yield Index 22 V.1 Fixed, 12/17/14, 103% (SWP 5/12/14 Right to pay fixed)	$1,134
			TOTAL PURCHASED CREDIT DEFAULT SWAPTION
			(Premiums paid $44,370)	$1,134

			TOTAL INVESTMENT IN SECURITIES - 98.0%	$25,607,694
			(Cost $25,426,707) (a)

Shares			WRITTEN CREDIT DEFAULT SWAPTION - (0.0)%+
			Diversified Financials - (0.0)%+
			Other Diversified Financial Services - (0.0)%+
(5,100,000)			Markit CME North America High Yield Index 22 V.1 Fixed, 12/17/14, 103% (SWP 5/12/14 Right to pay fixed)	$(386)
			TOTAL WRITTEN CREDIT DEFAULT SWAPTION
			(Premiums received $(55,590))	$(386)

Shares			WRITTEN CALL OPTION - (0.1)%
			Diversified Financials - (0.1)%
			Other Diversified Financial Services - (0.1)%
(50)			Call Option On 100 Shares Euro 3 Year Mid Cap Value Future DEC14 $97.625	$(12,500)
			TOTAL WRITTEN CALL OPTION
			(Premiums received $(6,742))	$(12,500)

Shares			WRITTEN PUT OPTION - (0.0)%+
			Diversified Financials - (0.0)%+
			Other Diversified Financial Services - (0.0)%+
(72)			Put Option On 100 Shares Euro 3 Year Mid Cap Value OP DEC14 $97.375	$(900)
			TOTAL WRITTEN PUT OPTION
			(Premiums received $(8,808))	$(900)

			OTHER ASSETS & LIABILITIES - 2.0%	$519,098

			TOTAL NET ASSETS - 100.0%	$26,113,006

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At November 28, 2014, the value of these securities amounted to $4,153,851 or 15.9% of total net assets.

(a)			At November 30, 2014, the net unrealized appreciation on investments based on
			cost for federal income tax purposes of $25,426,727 was as follows:

			Aggregate gross unrealized appreciation for all investments in which
			there is an excess of value over tax cost	$349,602

			Aggregate gross unrealized depreciation for all investments in which
			there is an excess of tax cost over value	(168,615)

			Net unrealized appreciation	$180,987

(b)			Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c)			Security issued with a zero coupon. Income is earned through accretion of discount.

		NOTE:	Principal amounts are denominated in U.S. Dollars unless otherwise noted:

		EURO	Euro
		GBP	British Pound Sterling
		CAD	Canadian Dollar

CENTRALLY CLEARED CREDIT DEFAULT SWAPS – BUY PROTECTION

		Notional Principal ($)		Counterparty	Obligation Entity/Index	Coupon	Expiration Date	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
EUR		(2,750,000)		ICE Clear Credit	Markit iTraxx Europe Crossover Index	5.00%	6/20/19	(301,714)	(31,660)
		(1,780,000)		Chicago Mercentile Exchange	Markit CDX North America Investment Grade Index	1.00%	12/20/19	(28,230)	(5,211)
EUR		(2,500,000)		ICE Clear Credit	Markit iTraxx Europe Index	1.00%	12/20/19	(39,554)	(5,275)
		(1,555,625)		Chicago Mercentile Exchange	Markit CDX North America High Yield Index	5.00%	12/20/16	(87,874)	(4,173)
								$(457,372)	$(46,319)
		CREDIT DEFAULT SWAPS – BUY PROTECTION

		Notional Principal ($)		Counterparty	Obligation Entity/Index	Coupon	Expiration Date	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
		(1,235,000)		Citibank NA	Markit CDX North America High Yield Index	5.00%	12/20/18	$(244,530)	$28,332
		(250,000)		Morgan Stanley & Co. International	Radioshack Corp.	5.00%	6/20/17	123,750	25,213
		(250,000)		Citibank NA	Caesars Entertainment Operating Co.	5.00%	12/20/16	126,250	76,256
		(250,000)		Citibank NA	JPMorgan Chase & Co.	1.00%	12/20/19	(5,281)	(96)
		(125,000)		JP Morgan Chase Bank NA	Bank of America Corp.	1.00%	12/20/19	(1,676)	(655)
EUR		(375,000)		Citibank NA	Glencore Finance Europe SA	1.00%	12/20/19	4,964	367
		(80,000)		Citibank NA	Russian Federation	1.00%	12/20/19	5,574	2,164
								$9,050	$131,581
		CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

		Notional Principal ($) (1)		Counterparty	Obligation Entity/Index	Coupon	Credit Rating (2)	Expiration Date	Premiums Received (Paid)	Net Unrealized Appreciation (Depreciation)
EUR		625,000		Citibank NA	Markit iTraxx Europe Index	5.00%	NA (3)	6/20/15	$(6,250)	$12,451
		500,000		Citibank NA	Markit CDX North America Investment Grade Index	5.00%	NA (3)	12/20/14	(15,390)	15,524
EUR		2,500,000		Citibank NA	Markit iTraxx Europe Index	1.00%	NA (3)	6/20/19	(159,375)	67,729
		655,000		Citibank NA	Markit CDX North America Investment Grade Index	5.00%	NA (3)	12/20/17	(32,095)	13,909
		250,000		Citibank NA	Clear Channel Communications, Inc.	5.00%	CCC-	12/20/14	564	(464)
		125,000		Citibank NA	Radioshack Corp.	5.00%	C	12/20/14	(10,000)	3,535
		250,000		Citibank NA	MBIA, Inc.	5.00%	C	3/20/15	(625)	(76)
		250,000		Citibank NA	Travelport LLC	5.00%	NR	3/20/15	-	1,633
		250,000		Citibank NA	Sears Roebuck Acceptance Corp.	5.00%	CCC+	3/20/15	(16,250)	12,572
		250,000		Citibank NA	Toys R Us, Inc.	5.00%	CCC	12/20/14	(5,000)	5,000
EUR		250,000		JP Morgan Chase Bank NA	Norske Skogindustrier ASA	5.00%	CCC	3/20/15	(15,000)	7,574
		250,000		Morgan Stanley & Co. International	Forest Oil Corp.	5.00%	CCC	3/20/15	(3,750)	(4,382)
		250,000		Citibank NA	JC Penney Corp., Inc.	5.00%	CCC-	12/20/14	(5,000)	5,000
		250,000		Citibank NA	Caesars Entertainment Operating Co.	5.00%	DD+	6/20/15	(27,500)	(162,506)
		310,000		Citibank NA	Government of Ukraine	5.00%	CCC-	12/20/14	(38,191)	31,849
		125,000		Morgan Stanley & Co. International	Sears Roebuck Acceptance Corp.	5.00%	CCC+	3/20/15	(5,625)	3,786
EUR		280,000		JP Morgan Chase Bank NA	Abengoa SA	5.00%	B	12/20/19	5,295	(85,228)
		260,000		Citibank NA	Radian Group, Inc.	5.00%	B-	12/20/19	25,255	5,263
EUR		250,000		Citibank NA	Altice Finco SA	5.00%	B-	12/20/19	14,281	(1,460)
EUR		250,000		Citibank NA	Ardagh Packaging Finance Plc	5.00%	CCC+	12/20/19	6,926	4,517
EUR		250,000		Citibank NA	Ineos Group Holdings SA	5.00%	B-	12/20/19	6,338	(3,732)
EUR		375,000		Citibank NA	Arcelormittal	1.00%	BB+	12/20/19	(24,977)	(519)
		260,000		Citibank NA	Hertz Corp.	1.00%	B	12/20/19	27,448	(10,998)
EUR		250,000		Citibank NA	Astaldi SpA	5.00%	B +	12/20/19	7,913	(21,925)
EUR		250,000		Citibank NA	Alcatel Lucent	5.00%	B	12/20/19	22,750	(1,805)
		260,000		Citibank NA	Mgic Investment Corp.	5.00%	B +	12/20/19	27,546	6,474
EUR		250,000		Citibank NA	Unilabs Subholding Publ AB	5.00%	B	12/20/19	(21,175)	11,296
EUR		125,000		Citibank NA	Unilabs Subholding Publ AB	5.00%	B	12/20/19	(10,588)	5,648
EUR		250,000		Citibank NA	Wind Acquisition Finance SA	5.00%	B-	12/20/19	21,937	(11,065)
EUR		240,000		Goldman Sach International	Vougeot Bidco Plc	5.00%	B	12/20/19	11,567	1,283
EUR		250,000		JP Morgan Chase Bank NA	Norske Skogindustrier ASA	5.00%	CCC	12/20/15	(40,000)	(5,455)
		250,000		Citibank NA	Apache Corp.	1.00%	A-	12/20/19	1,099	(3,406)
		250,000		Citibank NA	Devon Energy Corp.	1.00%	BBB+	12/20/19	122	356
		500,000		Citibank NA	Anadarko Petroleum Corp.	1.00%	BBB	12/20/19	3,919	(1,766)
		250,000		Morgan Stanley & Co. International	Weatherford International Ltd.	1.00%	BBB-	12/20/19	(6,885)	(4,741)
		500,000		Morgan Stanley & Co. International	Diamond Offshore Drill	1.00%	A-	12/20/19	(18,732)	(9,840)
EUR		120,000		Morgan Stanley & Co. International	Abengoa SA	5.00%	B	12/20/19	(18,000)	(11,128)
									$(297,446)	$(125,097)

	(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
	(2)	Based on Standard & Poor’s rating of the issuer.
	(3)	Payment is based on a percentage of the index. Referenced indices are comprised of a number of individual issuers.

NOTE:		Principal amounts are denominated in U.S. Dollars unless otherwise noted:
		EUR	Euro

INTEREST RATE SWAP AGREEMENTS

		Notional Principal ($)		Counterparty	Pay / Receive	Floating Rate	Annual Fixed Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
		(1,687,669)		J.P. Morgan Securities LLC	Receive	LIBOR USD 3 Month	1.801%	7/18/19	$(18,438)
		(1,853,457)		J.P. Morgan Securities LLC	Receive	LIBOR USD 3 Month	1.819%	8/7/19	(20,780)
		(1,660,004)		J.P. Morgan Securities LLC	Receive	LIBOR USD 3 Month	2.660%	8/7/24	(53,905)
		(2,868,254)		J.P. Morgan Securities LLC	Receive	LIBOR USD 3 Month	1.431%	10/17/19	24,737
		1,365,289		J.P. Morgan Securities LLC	Pay	LIBOR USD 3 Month	2.788%	10/17/44	(24,443)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.									$(92,830)

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
See Notes to Financial Statements - Note 1A.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
See Notes to Financial Statements - Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.
See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of November 30, 2014, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$-	$1,685,195	$-	$1,685,195
Preferred Stock	265,600	-	-	265,600
Convertible Preferred Stock	237,680	-	-	237,680
Common Stocks	2,593,534	-	-	2,593,534
Asset Backed Securities	-	405,378	-	405,378
Collateralized Mortgage Obligations	-	7,936,162	-	7,936,162
Corporate Bonds	-	1,031,600	-	1,031,600
U.S. Government and Agency Obligations	-	6,214,775	-	6,214,775
Senior Floating Rate Loan Interests	-	1,098,425	-	1,098,425
Mutual Fund	788,211	-	-	788,211
Repurchase Agreement	-	3,350,000	-	3,350,000
Purchased Credit Default Swaption	-	1,134	-	1,134
Total	$3,885,025	$21,722,669	$-	$25,607,694

Other Financial Instruments
Net unrealized depreciation on swap contracts	$-	$(39,835)	$-	$(39,835)
Net unrealized depreciation on interest rate swaps	-	(92,830)	-	(92,830)
Net unrealized depreciation on futures contracts	(175,697)	-	-	(175,697)
Net unrealized depreciation on written credit default swaption	-	(386)	-	(386)
Net unrealized depreciation on written put option	-	(900)	-	(900)
Net unrealized depreciation on written call option	-	(12,500)	-	(12,500)
Net unrealized appreciation on forward foreign currency contracts	-	258,529	-	258,529
Total Other Financial Instruments	$(175,697)	$112,079	$-	$(63,618)

During the period ended November 30, 2014, there were no transfers between Levels 1, 2 and 3.

			Pioneer Absolute Return Bond Fund
			Schedule of Investments 11/28/14 (unaudited)

	Principal Amount ($)	Floating Rate (b)		Value
			U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 75.4%
	500,000		U.S. Treasury Bills, 1/15/15 (c)	$499,994
	1,000,000		U.S. Treasury Bills, 11/12/15 (c)	998,847
	2,700,000		U.S. Treasury Bills, 2/5/15 (c)	2,699,951
	3,190,000		U.S. Treasury Bills, 3/5/15 (c)	3,189,876
	2,600,000		U.S. Treasury Bills, 4/2/15 (c)	2,599,646
	5,000,000		U.S. Treasury Bills, 7/23/15 (c)	4,997,152
				$14,985,466
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
			(Cost $14,985,141)	$14,985,466

			FOREIGN GOVERNMENT BONDS - 17.2%
EURO	134,000		Ireland Government Bond, 2.4%, 5/15/30	$173,772
EURO	220,000		Ireland Government Bond, 3.4%, 3/18/24	321,486
EURO	240,000		Ireland Government Bond, 3.9%, 3/20/23	362,345
EURO	100,000		Ireland Government Bond, 5.0%, 10/18/20	155,880
EURO	508,893		Italy Buoni Poliennali Del Tesoro, 2.35%, 9/15/19	691,028
EURO	170,000		Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44	262,506
EURO	80,000		Italy Buoni Poliennali Del Tesoro, 5.0%, 9/1/40	127,443
JPY	3,600,905		Japanese Government CPI Linked Bond, 0.1%, 3/10/24	32,912
JPY	99,360,000		Japanese Government CPI Linked Bond, 0.1%, 9/10/23	906,882
EURO	80,000		Spain Government Bond, 4.7%, 7/30/41	125,802
EURO	150,000		Spain Government Bond, 5.15%, 10/31/44	250,723
				$3,410,779
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $3,510,637)	$3,410,779

			INTEREST RATE SWAPTIONS - 1.3%
JPY	6,000,000		Options to pay EUROIBOR EUR 6 months, and receive fixed rate 1.62%, Morgan Stanley Capital Services LLC, 6/1/15	$269
EUR	40,000		Options to pay EUROIBOR EUR 6 months, and receive fixed rate 2.04%, Morgan Stanley Capital Services LLC, 6/23/16	279
JPY	58,600,000		Options to pay EUROIBOR EUR 6 months, and receive fixed rate 1.62%, Morgan Stanley Capital Services LLC, 6/1/15	2,624
EUR	500,000		Options to pay EUROIBOR EUR 6 months, and receive fixed rate 2.04%, Morgan Stanley Capital Services LLC, 6/23/16	3,483
EUR	2,400,000		Options to pay EUROIBOR EUR 6 months, and receive fixed rate 2.21%, Goldman Sachs, Inc., 11/12/15	3,862
EUR	40,000		Options to receive fixed rate 2.04% and pay EURIBOR EUR 6 months, Morgan Stanley Capital Services LLC, 6/23/16	4,198
	500,000		Options to pay EUROIBOR EUR 6 months, and receive fixed rate 3.42%, Morgan Stanley Capital Services LLC, 6/23/16	7,803
	2,200,000		Options to pay EUROIBOR EUR 6 months, and receive fixed rate 1.65%, Goldman Sachs, Inc., 11/9/15	8,961
	2,180,000		Options to receive fixed rate 2.50% and pay EURIBOR EUR 6 months, Goldman Sachs, Inc., 9/11/15	13,174
	2,200,000		Options to receive fixed rate 1.65% and pay EURIBOR EUR 6 months, Goldman Sachs, Inc., 11/9/15	18,736
	500,000		Options to receive fixed rate 3.42% and pay EURIBOR EUR 6 months, Morgan Stanley Capital Services LLC, 6/23/16	35,247
EUR	2,400,000		Options to pay EUROIBOR EUR 6 months, and receive fixed rate 1.21%, Goldman Sachs, Inc., 11/12/15	42,319
EUR	500,000		Options to receive fixed rate 2.04% and pay EURIBOR EUR 6 months, Morgan Stanley Capital Services LLC, 6/23/16	52,477
	2,180,000		Options to pay EUROIBOR EUR 6 months, and receive fixed rate 2.05%, Goldman Sachs, Inc., 9/11/15	59,468
				$252,900
			TOTAL INTEREST RATE SWAPTIONS
			(Premiums paid $267,804)	$252,900

			PURCHASED CALL OPTIONS — 0.3%
	160,000		Call USD/Put CAD @ 1.14, 1/9/15	$273
EUR	170,000		Call EUR/Put USD @ 1.3615, 6/23/15	442
	400,000		Call USD/Put KRW @ 1,120.00, 12/18/14	692
	120,000		Call USD/Put KRW @ 1,110.00, 12/18/14	1,184
	120,000		Call USD/Put KRW @ 1,100.00, 12/18/14	1,825
	250,000		Call USD/Put CNY @ 6.40, 10/25/16	3,786
	250,000		Call USD/Put CNY @ 6.40, 10/25/16	3,786
	200,000		Call USD/Put TWD @ 30.00, 6/26/15	6,029
	200,000		Call USD/Put SGD @ 1.25, 6/25/15	8,809
	150,000		Call USD/Put JPY @ 107.00, 5/15/15	15,042
	400,000		Call USD/Put KRW @ 1,045.00, 12/18/14	24,416
				$66,284
			PURCHASED CALL OPTIONS
			(Premiums paid $26,709)	$66,284

			PURCHASED PUT OPTIONS — 0.2%
	110,000		Put USD/Call TRY @ 2.165, 7/1/15	$170
	100,000		Put USD/Call INR @ 62.2, 12/19/14	359
	160,000		Put USD/Call TRY @ 2.173, 1/3/15	381
EUR	150,000		Put EUR/Call USD @ 1.34, 6/25/15	14,804
EUR	170,000		Put EUR/Call USD @ 1.3615, 6/23/15	20,128
				$35,842
			TOTAL PURCHASED PUT OPTIONS
			(Premiums paid $14,188)	$35,842

			TOTAL INVESTMENT IN SECURITIES - 94.4%
			(Cost $18,804,479) (a)	$18,751,271

			WRITTEN INTEREST RATE SWAPTIONS - (0.3)%
EUR	(4,800,000)		Options to receive fixed rate 1.71% and pay EURIBOR EUR 6 months, Goldman Sachs, Inc., 11/12/15	(25,376)
	(1,100,000)		Options to pay EUROIBOR EUR 6 months, and receive fixed rate 3.20%, Goldman Sachs, Inc., 11/7/19	(19,262)
	(1,100,000)		Options to receive fixed rate 3.20% and pay EURIBOR EUR 6 months, Goldman Sachs, Inc., 11/7/19	(14,300)
				$(58,938)
			TOTAL WRITTEN INTEREST RATE SWAPTIONS
			(Premiums received $(73,698))	$(58,938)

			WRITTEN PUT OPTION — (0.0)%+
	(110,000)		Put USD/Call TRY @ 2.165, 1/7/15	$(170)
			TOTAL WRITTEN PUT OPTION
			(Premiums received $(2,695))	$(170)

			WRITTEN CALL OPTION — (0.0)%+
	(110,000)		Call USD/Put TRY @ 3.03, 1/7/15	$0
			TOTAL WRITTEN CALL OPTION
			(Premiums received $(1,606))	$0

			OTHER ASSETS & LIABILITIES - 5.9%	$1,162,589

			TOTAL NET ASSETS - 100.0%	$19,854,752

	+		Amount rounds to less than 0.1%.

	(a)		At November 30, 2014, the net unrealized depreciation on investments based on
			cost for federal income tax purposes of $18,804,479 was as follows:

			Aggregate gross unrealized appreciation for all investments in which
			there is an excess of value over tax cost	$379,350

			Aggregate gross unrealized depreciation for all investments in which
			there is an excess of tax cost over value	(432,558)

			Net unrealized depreciation	$(53,208)

	(b)		Debt obligation with a variable interest rate. Rate shown is rate at period end

	(c)		Security issued with a zero coupon. Income is earned through accrection of discount.

			Principal amounts are denominated in U.S. Dollars unless otherwise noted:

		CAD	Canadian Dollar
		CNY	New Chinese Yuan
		EUR	Euro
		INR	Indian Rupee
		JPY	Japanese Yen
		KRW	South Korean Won
		SGD	Singapore Dollar
		TRY	Turkish Lira
		TWD	New Taiwan Dollar

	CLEARED CREDIT DEFAULT SWAPS – BUY PROTECTION

		Notional Principal ($)	Counterparty	Obligation Entity/Index	Coupon	Expiration Date	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
EUR		(320,000)	ICE Clear Credit	Markit iTraxx Europe Index	1.00%	6/20/19	$(5,754)	$(1,840)
EUR		(750,000)	ICE Clear Credit	Markit iTraxx Europe Index	1.00%	6/20/19	1,500	(23,597)
							$(4,254)	$(25,438)
		CLEARED CREDIT DEFAULT SWAPS – BUY PROTECTION

		Notional Principal ($)	Counterparty	Obligation Entity/Index	Coupon	Expiration Date	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
		(1,050,000)	Deutsche Bank	Markit CDX North America Investment Grade Index	1.00%	6/20/19	$(18,211)	$(4,566)
EUR		(250,000)	Credit Suisse International, Inc.	Carrefour SA	1.00%	3/20/19	(1,460)	(3,992)
EUR		(280,000)	Credit Suisse International, Inc.	Continental AG	1.00%	6/20/19	(5,354)	(101)
EUR		(280,000)	Credit Suisse International, Inc.	CIE De Saint-Gobain	1.00%	9/20/19	(5,077)	1,377
EUR		(280,000)	Credit Suisse International, Inc.	Fortum OYJ	1.00%	9/20/19	(6,443)	138
EUR		(270,000)	Credit Suisse International, Inc.	BAT International Finance, Inc.	1.00%	9/20/19	(6,993)	(440)
EUR		(270,000)	Morgan Stanley Capital Services LLC	ENI S.p.A.	1.00%	9/20/19	(6,406)	1,435
EUR		(275,000)	Goldman Sachs International, Inc.	United Utilities, Inc.	1.00%	12/20/19	(137)	1,171
EUR		(250,000)	Credit Suisse International, Inc.	Bouygues SA	1.00%	12/20/19	(4,209)	(585)
							$(54,290)	$(5,563)
		CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

		Notional Principal ($) (1)	Counterparty	Obligation Entity/Index	Coupon	Credit Rating (2)	Expiration Date	Premiums Received (Paid)	Net Unrealized Appreciation (Depreciation)
EUR		375,000	Deutsche Bank	Markit iTraxx Europe Index	1.00%	NA (3)	12/20/18	$8,186	$(12)
EUR		375,000	Deutsche Bank	Markit iTraxx Europe Index	1.00%	NA (3)	12/20/18	(52)	1,145
EUR		250,000	Credit Suisse International, Inc.	Electrolux AB	1.00%	BBB	6/20/19	1,120	5,068
EUR		250,000	Credit Suisse International, Inc.	Casino Guichard Perrachon SA	1.00%	BBB-	3/20/19	(2,399)	7,262
EUR		250,000	Morgan Stanley Capital Services LLC	Pearson PLC	1.00%	NR	6/20/19	3,387	2,689
EUR		280,000	Credit Suisse International, Inc.	Vinci SA	1.00%	A-	9/20/19	5,732	(2,170)
EUR		280,000	Credit Suisse International, Inc.	Volvo Treasury AB	1.00%	BBB	6/20/19	(39)	4,307
EUR		280,000	Morgan Stanley Capital Services LLC	Experian Finance PLC	1.00%	A-	9/20/19	7,908	(3,276)
EUR		270,000	Credit Suisse International, Inc.	Imperial Tobacco Finance PLC	1.00%	BBB	9/20/19	3,321	1,263
EUR		270,000	Morgan Stanley Capital Services LLC	Repsol International Finance BV	1.00%	BBB-	9/20/19	2,695	150
EUR		320,000	Barclays Bank PLC	Tesco PLC	1.00%	BBB-	9/20/19	312	(5,969)
EUR		250,000	Morgan Stanley Capital Services LLC	BP Capital Markets America PLC	1.00%	A	12/20/19	4,722	(525)
EUR		275,000	Morgan Stanley Capital Services LLC	BP Capital Markets America PLC	1.00%	A	12/20/19	4,148	751
EUR		250,000	Credit Suisse International, Inc.	Vinci SA	1.00%	A-	12/20/19	3,958	(133)
								$42,998	$10,550
	(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
	(2)	Based on Standard & Poor’s rating of the issuer.
	(3)	Payment is based on a percentage of the index. Referenced indices are comprised of a number of individual issuers.

NOTE:		Principal amounts are denominated in U.S. Dollars unless otherwise noted:
		EUR	Euro

INTEREST RATE SWAP AGREEMENTS

		Notional Principal ($)	Counterparty	Pay / Receive	Floating Rate	Annual Fixed Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
CHF		1,140,000	Deutsche Bank	Pay	CHF LIBOR 6 Month	2.128%	7/9/23	$75,483
EUR		(1,930,000)	Deutsche Bank	Receive	EURIBOR 6 Month	2.703%	7/9/23	(185,964)
		1,380,000	Deutsche Bank	Pay	LIBOR USD 3 Month	3.985%	7/9/23	65,458
		(1,015,000)	Deutsche Bank	Receive	LIBOR USD 3 Month	1.599%	2/7/19	(6,108)
EUR		372,500	Deutsche Bank	Pay	EURIBOR 6 Month	1.004%	2/7/19	12,880
EUR		1,280,000	Deutsche Bank	Pay	EURIBOR 6 Month	1.900%	2/11/24	75,639
EUR		100,000	Deutsche Bank	Pay	EURIBOR 6 Month	2.558%	2/11/20	(85,841)
		810,000	Deutsche Bank	Pay	LIBOR USD 3 Month	4.269%	2/14/24	44,699
HKD		(5,520,000)	Deutsche Bank	Receive	HKAB Hong Kong Dollar HIBOR Fixings 3 Month	3.962%	2/12/24	(39,599)
EUR		184,000	Deutsche Bank	Pay	EURIBOR 6 Month	0.948%	3/3/19	5,898
		(508,000)	Deutsche Bank	Receive	LIBOR USD 3 Month	1.576%	3/3/19	(2,310)
CNY		1,650,000	Morgan Stanley Capital Services LLC	Pay	China Fixing Repo Rates 7 day	4.110%	4/30/19	15,906
CNY		1,600,000	Morgan Stanley Capital Services LLC	Pay	China Fixing Repo Rates 7 day	4.060%	5/5/19	14,920
		(5,530,000)	Deutsche Bank	Receive	LIBOR USD 3 Month	0.677%	6/30/16	(4,573)
		1,040,000	Deutsche Bank	Pay	LIBOR USD 3 Month	2.308%	5/15/21	12,627
HKD		(1,600,000)	Deutsche Bank	Receive	HKAB Hong Kong Dollar HIBOR Fixings 3 Month	3.425%	6/25/24	(6,195)
		250,000	Deutsche Bank	Pay	LIBOR USD 3 Month	3.723%	6/27/24	7,272
SEK		4,800,000	Morgan Stanley Capital Services LLC	Pay	LIBOR SEK 3 Month	0.627%	8/13/16	3,746
SEK		4,800,000	Morgan Stanley Capital Services LLC	Pay	LIBOR SEK 3 Month	0.630%	8/14/16	3,775
SEK		4,800,000	Barclays Bank PLC	Pay	LIBOR SEK 3 Month	0.673%	8/20/16	3,777
		(625,000)	Deutsche Bank	Receive	LIBOR USD 3 Month	0.684%	8/20/16	(718)
AUD		4,170,000	Deutsche Bank	Pay	LIBOR AUD 6 Month	2.640%	6/30/16	275
AUD		(1,180,000)	Deutsche Bank	Receive	LIBOR AUD 6 Month	3.442%	5/17/21	(7,793)
		(625,000)	Deutsche Bank	Receive	LIBOR USD 3 Month	0.673%	8/14/16	(1,155)
		(625,000)	Deutsche Bank	Receive	LIBOR USD 3 Month	0.670%	8/13/16	(1,217)
		(619,000)	Deutsche Bank	Receive	LIBOR USD 3 Month	0.700%	8/26/16	(1,227)
SEK		4,750,000	Barclays Bank PLC	Pay	LIBOR SEK 3 Month	0.610%	8/26/16	3,613
		(2,860,000)	Deutsche Bank	Receive	LIBOR USD 3 Month	0.840%	9/30/16	(9,908)
EUR		(250,000)	Deutsche Bank	Receive	EURIBOR 6 Month	1.510%	6/27/16	(9,468)
		(100,000)	Deutsche Bank	Receive	LIBOR USD 3 Month	3.130%	6/27/16	(2,998)
EUR		(20,000)	Deutsche Bank	Receive	EURIBOR 6 Month	1.620%	6/27/26	1,011
SEK		5,040,000	Barclays Bank PLC	Pay	LIBOR SEK 3 Month	0.550%	9/18/16	3,138
		(630,000)	Deutsche Bank	Receive	LIBOR USD 3 Month	0.770%	9/18/16	(1,970)
GBP		376,000	Deutsche Bank	Pay	LIBOR GBP 6 Month	3.130%	9/24/44	23,031
GBP		(717,000)	Deutsche Bank	Receive	LIBOR GBP 6 Month	3.154%	9/23/24	(31,307)
JPY		(99,800,000)	Deutsche Bank	Receive	LIBOR JPY 6 Month	0.620%	10/10/24	(3,519)
CAD		(1,160,000)	Goldman Sachs International, Inc.	Receive	Canadian Bankers Acceptances 3 Month	2.090%	10/11/18	(2,595)
AUD		(545,000)	Morgan Stanley Capital Services LLC	Receive	LIBOR AUD 6 Month	3.600%	10/16/24	(5,064)
		(1,400,000)	Deutsche Bank	Receive	LIBOR USD 3 Month	1.930%	9/15/20	7,942
CAD		(1,411,000)	Goldman Sachs International, Inc.	Receive	Canadian Bankers Acceptances 3 Month	1.980%	10/17/18	(343)
INR		(53,000,000)	Morgan Stanley Capital Services LLC	Receive	India National Stock Exchange NSE Interbank Offer Rate	8.110%	10/20/15	(1,881)
EUR		(135,000)	Deutsche Bank	Receive	EURIBOR 6 Month	1.460%	6/27/16	(4,388)
		(200,000)	Deutsche Bank	Receive	LIBOR USD 3 Month	2.870%	6/27/15	(1,414)
		(372,000)	Deutsche Bank	Receive	LIBOR USD 3 Month	1.370%	10/21/17	(4)
NOK		2,830,000	Deutsche Bank	Pay	LIBOR NOK 6 Month	1.760%	10/21/17	2,222
INR		(53,000,000)	Morgan Stanley Capital Services LLC	Receive	0.000%	7.900%	10/22/15	(434)
NOK		2,826,000	Deutsche Bank	Pay	LIBOR NOK 6 Month	1.790%	10/23/17	2,836
		(371,500)	Deutsche Bank	Receive	LIBOR USD 3 Month	1.370%	10/23/17	68
		(176,000)	Deutsche Bank	Receive	LIBOR USD 3 Month	0.630%	10/24/16	47
SEK		2,610,000	Barclays Bank PLC	Pay	LIBOR SEK 3 Month	0.400%	10/24/16	635
		(410,000)	Deutsche Bank	Receive	LIBOR USD 3 Month	0.640%	10/28/16	103
		(371,500)	Deutsche Bank	Receive	LIBOR USD 3 Month	1.420%	10/28/16	(256)
SEK		3,310,000	Barclays Bank PLC	Pay	LIBOR SEK 3 Month	0.390%	10/28/16	709
NOK		2,826,000	Morgan Stanley Capital Services LLC	Pay	LIBOR NOK 6 Month	1.760%	10/28/17	2,183
NZD		(1,350,000)	Morgan Stanley Capital Services LLC	Receive	NZD Bank Bill 3 Month	4.020%	11/3/16	(87)
JPY		(58,500,000)	Deutsche Bank	Receive	LIBOR JPY 6 Month	0.960%	11/6/24	(547)
JPY		(58,500,000)	Deutsche Bank	Receive	LIBOR JPY 6 Month	1.000%	11/7/24	(1,537)
JPY		(58,500,000)	Deutsche Bank	Receive	LIBOR JPY 6 Month	0.980%	11/11/24	(1,008)
EUR		(80,000)	Deutsche Bank	Receive	EURIBOR 6 Month	1.820%	11/11/44	(4,851)
		(340,000)	Deutsche Bank	Receive	LIBOR USD 3 Month	1.520%	11/12/17	(638)
NOK		3,000,000	Morgan Stanley Capital Services LLC	Pay	LIBOR NOK 6 Month	1.630%	11/12/17	1,202
MYR		(915,000)	Barclays Bank PLC	Receive	KLIBOR Interbank Offered rate Fixing 3 Month	3.900%	11/11/19	(11)
JPY		(63,000,000)	Deutsche Bank	Receive	LIBOR JPY 6 Month	1.060%	11/14/24	(3,035)
MYR		(915,000)	Goldman Sachs International, Inc.	Receive	KLIBOR Interbank Offered rate Fixing 3 Month	3.890%	11/12/19	78
GBP		(750,000)	Deutsche Bank	Receive	LIBOR GBP 6 Month	2.800%	11/14/24	(13,586)
GBP		360,000	Deutsche Bank	Pay	LIBOR GBP 6 Month	2.890%	11/14/44	10,277
MYR		(1,100,000)	Goldman Sachs International, Inc.	Receive	KLIBOR Interbank Offered rate Fixing 3 Month	3.910%	11/14/19	(240)
EUR		(400,000)	Deutsche Bank	Receive	EURIBOR 6 Month	1.940%	11/21/64	(9,490)
		(1,690,000)	Deutsche Bank	Receive	LIBOR USD 3 Month	3.040%	11/28/22	(8,333)
		3,130,000	Deutsche Bank	Pay	LIBOR USD 3 Month	2.250%	11/28/18	7,186
MYR		(950,000)	Goldman Sachs International, Inc.	Receive	KLIBOR Interbank Offered rate Fixing 3 Month	3.920%	11/26/19	(292)
								$(53,267)
		Principal amounts are denominated in U.S. Dollars unless otherwise noted:
		CHF	Swiss Franc
		EUR	Euro
		HKD	Hong Kong Dollar
		CNY	New Chinese Yuan
		SEK	Swedish Krona
		AUD	Australian Dollar
		GBP	British Pound Sterling
		JPY	Japanese Yen
		INR	Indian Rupee
		NOK	Norwegian Krone
		NZD	New Zealand Dollar
		MYR	Malaysian Ringgit

INFLATION RATE SWAP AGREEMENTS

		Notional Principal ($)	Counterparty	Pay / Receive	Index	Annual Fixed Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
		994,250	Credit Suisse International, Inc.	Receive	USCPI	2.145%	2/7/19	$20,737
EUR		(367,500)	Morgan Stanley Capital Services LLC	Pay	EUCPI	1.238%	2/7/19	(13,216)
EUR		(181,000)	Morgan Stanley Capital Services LLC	Pay	EUCPI	1.210%	3/3/19	(6,311)
		498,000	Credit Suisse International, Inc.	Receive	USCPI	2.138%	3/3/20	11,123
EUR		(185,000)	Barclays Bank PLC	Pay	EUCPI	1.119%	9/5/19	(3,725)
EUR		(185,000)	Barclays Bank PLC	Pay	EUCPI	1.107%	9/8/19	(3,588)
EUR		(300,000)	Morgan Stanley Capital Services LLC	Pay	EUCPI	0.985%	10/9/19	(2,836)
EUR		(106,000)	Barclays Bank PLC	Pay	USCPI	0.968%	10/24/19	(962)
EUR		(390,000)	Morgan Stanley Capital Services LLC	Pay	EUCPI	0.975%	10/27/19	(3,436)
EUR		(200,000)	Morgan Stanley Capital Services LLC	Pay	EUCPI	0.985%	10/31/19	(1,861)
EUR		(195,000)	Morgan Stanley Capital Services LLC	Pay	EUCPI	0.988%	11/10/19	(1,747)
								$(5,822)
		USCPI	United States Consumer Price Index
		EUCPI	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA

NOTE:		Principal amounts are denominated in U.S. Dollars unless otherwise noted:
		EUR	Euro

CROSS CURRENTY SWAP AGREEMENT

		Notional Principal ($)	Counterparty	Pay	Receive	Floating Rate	Annual Fixed Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
		2,150,000	Morgan Stanley Capital Services LLC	USD	EURO	EUROBIBOR 3 Month	0.000%	1/23/22	(200,038)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3. See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of November 30, 2014, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
U.S. Government and Agency Obligations	$ -	$ 14,985,466	$ -	$ 14,985,466
Foreign Government Bonds	-	3,410,779	-	3,410,779
Interest Rate Swaptions	-	252,900	-	252,900
Purchased Call Options	-	66,284	-	66,284
Purchased Put Options	-	35,842	-	35,842
Total	$ -	$ 18,751,271	$ -	$ 18,751,271

Other Financial Instruments
Net unrealized appreciation on futures contracts	$ -	$ (100,125)	$ -	$ (100,125)
Net unrealized appreciation on forward foreign currency contracts	-	137,220	-	137,220
Net unrealized appreciation on swap contracts	-	(20,450)	-	(20,450)
Net unrealized appreciation on interest rate swaps	-	(53,267)	-	(53,267)
Net unrealized appreciation on inflation rate swaps	-	(5,822)	-	(5,822)
Net unrealized appreciation on cross currency swaps	-	(200,038)	-	(200,038)
Net unrealized appreciation on written interest rate swaptions	-	(58,938)	-	(58,938)
Net unrealized appreciation on written put options	-	(170)	-	(170)
Net unrealized appreciation on written call options	-	-	-	-
Total Other Financial Instruments	$ -	$ (301,591)	$ -	$ (301,591)

During the period ended November 30, 2014, there were
no transters between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust V

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date January 29, 2015

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date January 29, 2015

* Print the name and title of each signing officer under his or her signature.